Schedule of Investments(a)
May 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–51.62%
Advertising–0.14%
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	$2,570,000	$2,606,847
Lamar Media Corp., 3.75%, 02/15/2028	4,775,000	4,488,500
		7,095,347
Aerospace & Defense–0.37%
Boeing Co. (The),
2.75%, 02/01/2026	2,395,000	2,257,846
2.20%, 02/04/2026	3,698,000	3,390,342
Embraer Netherlands Finance B.V. (Brazil), 6.95%, 01/17/2028(b)	220,000	227,193
Lockheed Martin Corp.,
3.90%, 06/15/2032(c)	5,133,000	5,166,066
4.15%, 06/15/2053	3,572,000	3,522,658
4.30%, 06/15/2062	4,165,000	4,136,800
		18,700,905
Agricultural & Farm Machinery–0.30%
Cargill, Inc.,
3.63%, 04/22/2027(b)	4,894,000	4,907,045
4.00%, 06/22/2032(b)	5,923,000	5,949,152
4.38%, 04/22/2052(b)	4,168,000	4,209,655
		15,065,852
Agricultural Products–0.12%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	6,727,000	5,842,420
Airlines–0.76%
American Airlines Pass-Through Trust,
Series 2017-1, Class B, 4.95%, 02/15/2025	392,525	373,525
Series 2021-1, Class B, 3.95%, 07/11/2030	6,191,000	5,469,123
Series 2021-1, Class A, 2.88%, 07/11/2034	6,414,000	5,659,194
British Airways Pass-Through Trust (United Kingdom),
Series 2019-1, Class A, 3.35%, 06/15/2029(b)	2,024,331	1,809,553
Series 2021-1, Class A, 2.90%, 03/15/2035(b)	3,173,884	2,782,890
Delta Air Lines, Inc., 7.38%, 01/15/2026(c)	629,000	676,942
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	3,499,710	3,493,430
4.75%, 10/20/2028(b)	7,843,199	7,838,320
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	5,026,852	5,121,387
Series 2018-1, Class AA, 3.50%, 03/01/2030	2,367,431	2,178,593
	Principal Amount	Value
Airlines–(continued)
United Airlines, Inc.,
4.38%, 04/15/2026(b)	$1,250,000	$1,208,203
4.63%, 04/15/2029(b)	1,959,000	1,840,481
		38,451,641
Apparel, Accessories & Luxury Goods–0.00%
Macy’s Retail Holdings LLC, 6.13%, 03/15/2032(b)	150,000	134,899
Application Software–0.47%
salesforce.com, inc.,
2.90%, 07/15/2051	6,104,000	4,818,394
3.05%, 07/15/2061	3,705,000	2,848,975
Workday, Inc.,
3.70%, 04/01/2029	7,735,000	7,433,778
3.80%, 04/01/2032(c)	8,851,000	8,331,728
		23,432,875
Asset Management & Custody Banks–0.83%
Ameriprise Financial, Inc., 4.50%, 05/13/2032	3,788,000	3,839,047
Apollo Management Holdings L.P., 2.65%, 06/05/2030(b)	573,000	503,556
Ares Capital Corp.,
2.88%, 06/15/2028	825,000	698,622
3.20%, 11/15/2031	900,000	701,298
Bank of New York Mellon Corp. (The), Series I, 3.75%(d)(e)	9,603,000	8,373,912
Blackstone Secured Lending Fund,
2.75%, 09/16/2026	7,362,000	6,701,595
2.13%, 02/15/2027(b)	4,882,000	4,198,424
2.85%, 09/30/2028(b)	2,969,000	2,481,293
CI Financial Corp. (Canada), 3.20%, 12/17/2030	3,257,000	2,692,946
FS KKR Capital Corp., 1.65%, 10/12/2024	3,780,000	3,510,962
Hercules Capital, Inc., 2.63%, 09/16/2026	825,000	740,189
KKR Group Finance Co. XII LLC, 4.85%, 05/17/2032(b)	5,242,000	5,305,086
State Street Corp., 4.42%, 05/13/2033(d)	1,895,000	1,929,229
		41,676,159
Auto Parts & Equipment–0.31%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
4.75%, 04/01/2028(b)(c)	9,090,000	8,266,355
5.38%, 03/01/2029(b)(c)	2,200,000	2,017,169
Nemak S.A.B. de C.V. (Mexico), 3.63%, 06/28/2031(b)	7,165,000	5,401,658
		15,685,182
Automobile Manufacturers–0.97%
BMW US Capital LLC (Germany),
1.43% (SOFR + 0.84%), 04/01/2025(b)(c)(f)	2,907,000	2,909,905
3.70%, 04/01/2032(b)	4,558,000	4,388,698

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Automobile Manufacturers–(continued)
Daimler Trucks Finance North America LLC (Germany), 3.65%, 04/07/2027(b)	$3,978,000	$3,902,024
Ford Motor Credit Co. LLC,
3.09%, 01/09/2023	4,036,000	4,028,009
2.70%, 08/10/2026	4,046,000	3,660,048
2.90%, 02/10/2029	668,000	573,067
General Motors Financial Co., Inc.,
3.80%, 04/07/2025(c)	7,075,000	7,073,043
4.30%, 04/06/2029(c)	8,837,000	8,432,767
Hyundai Capital America,
5.75%, 04/06/2023(b)	2,540,000	2,587,504
2.00%, 06/15/2028(b)	4,975,000	4,279,324
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026(b)	4,672,000	4,081,157
Volkswagen Group of America Finance LLC (Germany),
4.35%, 06/08/2027(b)	2,894,000	2,891,945
4.60%, 06/08/2029(b)	217,000	216,718
		49,024,209
Automotive Retail–0.34%
Asbury Automotive Group, Inc., 5.00%, 02/15/2032(b)(c)	2,811,000	2,550,968
Lithia Motors, Inc., 3.88%, 06/01/2029(b)(c)	7,778,000	7,194,244
Sonic Automotive, Inc.,
4.63%, 11/15/2029(b)(c)	2,767,000	2,463,986
4.88%, 11/15/2031(b)(c)	5,949,000	5,160,758
		17,369,956
Biotechnology–0.31%
CSL Finance PLC (Australia),
3.85%, 04/27/2027(b)	2,762,000	2,770,238
4.05%, 04/27/2029(b)	2,122,000	2,127,337
4.25%, 04/27/2032(b)	2,837,000	2,834,439
4.63%, 04/27/2042(b)	2,103,000	2,072,171
4.75%, 04/27/2052(b)	3,236,000	3,215,962
4.95%, 04/27/2062(b)	2,445,000	2,435,878
		15,456,025
Brewers–0.00%
Cia Cervecerias Unidas S.A. (Chile), 3.35%, 01/19/2032(b)	250,000	221,945
Building Products–0.04%
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	1,847,000	1,525,597
North Queensland Export Terminal Pty. Ltd. (Australia), 4.45%, 12/15/2022(b)	300,000	290,770
		1,816,367
Cable & Satellite–0.53%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 06/01/2033(b)	3,596,000	3,099,302
	Principal Amount	Value
Cable & Satellite–(continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
3.50%, 06/01/2041	$2,843,000	$2,137,007
3.50%, 03/01/2042	5,191,000	3,883,079
3.90%, 06/01/2052	3,696,000	2,764,870
3.85%, 04/01/2061	3,627,000	2,574,983
4.40%, 12/01/2061	1,662,000	1,292,181
Comcast Corp., 2.80%, 01/15/2051	113,000	85,843
Cox Communications, Inc., 2.60%, 06/15/2031(b)	2,946,000	2,531,330
DISH DBS Corp., 5.88%, 11/15/2024	290,000	267,202
Sirius XM Radio, Inc., 3.88%, 09/01/2031(b)	8,701,000	7,663,580
VTR Comunicaciones S.p.A. (Chile), 4.38%, 04/15/2029(b)	200,000	153,515
		26,452,892
Casinos & Gaming–0.13%
CDI Escrow Issuer, Inc., 5.75%, 04/01/2030(b)	4,990,000	4,901,203
DraftKings Holdings, Inc., Conv., 0.00%, 03/15/2028(g)	2,282,000	1,420,545
		6,321,748
Commodity Chemicals–0.01%
Alpek S.A.B. de C.V. (Mexico), 3.25%, 02/25/2031(b)	200,000	169,394
Unigel Luxembourg S.A. (Brazil), 8.75%, 10/01/2026(b)	400,000	412,760
		582,154
Computer & Electronics Retail–0.12%
Dell International LLC/EMC Corp.,
8.35%, 07/15/2046	462,000	610,202
3.45%, 12/15/2051(b)	3,346,000	2,431,178
Leidos, Inc., 2.30%, 02/15/2031	3,815,000	3,170,086
		6,211,466
Construction & Engineering–0.01%
Bioceanico Sovereign Certificate Ltd. (Paraguay), 0.00%, 06/05/2034(b)(g)	143,413	97,136
Mexico City Airport Trust (Mexico), 3.88%, 04/30/2028(b)	200,000	179,690
Rutas 2 and 7 Finance Ltd. (Paraguay), 0.00%, 09/30/2036(b)(g)	232,000	148,813
		425,639
Consumer Finance–0.42%
Ally Financial, Inc., 2.20%, 11/02/2028(c)	3,258,000	2,770,731
American Express Co.,
2.55%, 03/04/2027	5,614,000	5,343,168
4.99%, 05/26/2033(d)	6,267,000	6,508,561
Capital One Financial Corp., 5.27%, 05/10/2033(d)	1,100,000	1,128,004
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Consumer Finance–(continued)
OneMain Finance Corp., 3.88%, 09/15/2028(c)	$5,594,000	$4,844,055
Synchrony Financial, 4.50%, 07/23/2025	670,000	668,402
		21,262,921
Copper–0.29%
Freeport-McMoRan, Inc.,
5.00%, 09/01/2027(c)	3,793,000	3,858,941
5.40%, 11/14/2034(c)	385,000	392,803
PT Freeport Indonesia (Indonesia),
4.76%, 04/14/2027(b)(c)	2,850,000	2,871,375
5.32%, 04/14/2032(b)	3,845,000	3,755,796
6.20%, 04/14/2052(b)	3,649,000	3,473,447
		14,352,362
Data Processing & Outsourced Services–0.42%
Block, Inc., 3.50%, 06/01/2031(b)(c)	5,665,000	4,866,518
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(b)	5,787,000	5,257,059
Fidelity National Information Services, Inc., 2.25%, 03/01/2031(c)	1,175,000	985,443
PayPal Holdings, Inc.,
2.65%, 10/01/2026(c)	1,568,000	1,513,039
5.05%, 06/01/2052(c)	8,315,000	8,571,355
		21,193,414
Department Stores–0.00%
Falabella S.A. (Chile), 3.75%, 10/30/2027(b)	200,000	188,265
Distributors–0.08%
Genuine Parts Co., 2.75%, 02/01/2032(c)	4,873,000	4,189,425
Diversified Banks–7.52%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	20,285,000	19,985,391
African Export-Import Bank (The) (Supranational),
2.63%, 05/17/2026(b)	3,237,000	2,951,642
3.80%, 05/17/2031(b)	4,227,000	3,731,384
Australia & New Zealand Banking Group Ltd. (Australia), 6.75%(b)(d)(e)	1,300,000	1,349,836
Banco de Bogota S.A. (Colombia), 4.38%, 08/03/2027(b)	400,000	374,474
Banco de Credito e Inversiones S.A. (Chile), 2.88%, 10/14/2031(b)	220,000	188,106
Banco do Brasil S.A. (Brazil), 3.25%, 09/30/2026(b)	6,671,000	6,262,935
Banco GNB Sudameris S.A. (Colombia), 7.50%, 04/16/2031(b)(d)	200,000	183,119
Banco Mercantil del Norte S.A. (Mexico),
5.88%(b)(d)(e)	5,077,000	4,467,760
6.63%(b)(d)(e)	5,067,000	4,415,891
Principal Amount		Value
Diversified Banks–(continued)
Banco Nacional de Panama (Panama), 2.50%, 08/11/2030(b)	$215,000	$176,730
Banco Santander S.A. (Spain), 2.75%, 12/03/2030	1,800,000	1,493,554
Bank of America Corp.,
1.83% (SOFR + 1.05%), 02/04/2028(f)	8,344,000	8,140,374
4.38%, 04/27/2028(d)	11,323,000	11,414,268
2.69%, 04/22/2032(d)	5,326,000	4,647,386
2.57%, 10/20/2032(d)	3,899,000	3,347,317
2.97%, 02/04/2033(d)	4,960,000	4,405,375
4.57%, 04/27/2033(c)(d)	9,427,000	9,531,160
2.48%, 09/21/2036(d)	5,600,000	4,539,294
3.85%, 03/08/2037(d)	2,056,000	1,863,332
Series RR, 4.38%(c)(d)(e)	12,775,000	11,273,091
Series TT, 6.13%(c)(d)(e)	18,822,000	19,080,802
Bank of Nova Scotia (The) (Canada), 4.59%, 05/04/2037(d)	15,000,000	14,161,727
Barclays PLC (United Kingdom), 4.84%, 05/09/2028	600,000	592,876
BNP Paribas S.A. (France),
4.38%, 03/01/2033(b)(d)	600,000	573,918
4.63%(b)(d)(e)	7,151,000	6,449,333
BPCE S.A. (France), 2.28%, 01/20/2032(b)(d)	2,185,000	1,795,135
Citigroup, Inc.,
1.40% (SOFR + 0.69%), 01/25/2026(c)(f)	3,599,000	3,525,158
3.11%, 04/08/2026(d)	2,018,000	1,971,514
4.45%, 09/29/2027	2,080,000	2,088,603
4.66%, 05/24/2028(d)	5,688,000	5,803,813
4.41%, 03/31/2031(d)	1,695,000	1,676,544
2.57%, 06/03/2031(d)	651,000	566,265
2.56%, 05/01/2032(d)	3,461,000	2,966,349
2.52%, 11/03/2032(d)	2,601,000	2,202,844
3.06%, 01/25/2033(d)	2,453,000	2,169,873
3.79%, 03/17/2033(d)	10,244,000	9,639,516
4.91%, 05/24/2033(d)	6,466,000	6,645,779
2.90%, 11/03/2042(d)	3,933,000	3,054,749
3.88%(d)(e)	12,654,000	11,327,861
Series A, 5.95%(d)(e)	2,199,000	2,192,029
Citizens Bank N.A., 2.25%, 04/28/2025	1,314,000	1,263,391
Commonwealth Bank of Australia (Australia), 2.69%, 03/11/2031(b)	525,000	440,454
Cooperatieve Rabobank U.A. (Netherlands),
3.65%, 04/06/2028(b)(d)	7,216,000	7,006,758
3.76%, 04/06/2033(b)(d)	6,729,000	6,299,027
Credit Agricole S.A. (France), 4.75%(b)(d)(e)	8,896,000	7,626,981
Development Bank of Kazakhstan JSC (Kazakhstan), 5.75%, 05/12/2025(b)	9,538,000	9,501,374
Export-Import Bank of India (India), 3.38%, 08/05/2026(b)	200,000	193,186
Grupo Aval Ltd. (Colombia), 4.75%, 09/26/2022(b)	500,000	499,748
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
HSBC Holdings PLC (United Kingdom),
1.84% (SOFR + 1.43%), 03/10/2026(f)	$12,448,000	$12,456,190
4.38%, 11/23/2026	570,000	571,898
2.36%, 08/18/2031(d)	288,000	240,577
2.87%, 11/22/2032(d)	790,000	670,223
Industrial Senior Trust (Guatemala), 5.50%, 11/01/2022(b)	500,000	502,950
ING Groep N.V. (Netherlands), 3.88%(d)(e)	508,000	407,822
JPMorgan Chase & Co.,
2.07% (3 mo. USD LIBOR + 0.89%), 07/23/2024(c)(f)	7,173,000	7,194,835
3.78%, 02/01/2028(d)	360,000	354,794
4.32%, 04/26/2028(c)(d)	11,142,000	11,246,472
2.96%, 05/13/2031(d)	300,000	268,049
2.58%, 04/22/2032(d)	4,042,000	3,529,122
4.59%, 04/26/2033(c)(d)	6,733,000	6,922,395
Series W, 2.41%(3 mo. USD LIBOR + 1.00%), 05/15/2047(f)	4,312,000	3,353,442
Lloyds Banking Group PLC (United Kingdom), 4.65%, 03/24/2026	500,000	503,522
Mizuho Financial Group, Inc. (Japan),
2.20%, 07/10/2031(d)	3,519,000	2,933,272
2.56%, 09/13/2031	3,398,000	2,786,324
Multibank, Inc. (Panama), 4.38%, 11/09/2022(b)	200,000	201,113
National Australia Bank Ltd. (Australia),
2.33%, 08/21/2030(b)	632,000	519,595
2.99%, 05/21/2031(b)	1,892,000	1,621,283
Nordea Bank Abp (Finland), 6.63%(b)(d)(e)	4,578,000	4,613,935
Royal Bank of Canada (Canada), 1.41%(SOFR + 0.71%), 01/21/2027(f)	11,471,000	11,262,463
Shinhan Financial Group Co. Ltd. (South Korea), 3.34%, 02/05/2030(b)(d)	200,000	196,026
Standard Chartered PLC (United Kingdom),
2.68%, 06/29/2032(b)(d)	3,192,000	2,656,862
3.27%, 02/18/2036(b)(d)	3,024,000	2,550,022
4.30%(b)(d)(e)	9,045,000	7,351,619
7.75%(b)(d)(e)	8,153,000	8,360,553
Sumitomo Mitsui Financial Group, Inc. (Japan),
3.04%, 07/16/2029	2,375,000	2,172,338
2.14%, 09/23/2030(c)	4,757,000	3,929,503
Sumitomo Mitsui Trust Bank Ltd. (Japan), 1.35%, 09/16/2026(b)	2,981,000	2,684,738
TC Ziraat Bankasi A.S. (Turkey), 5.38%, 03/02/2026(b)	400,000	345,614
Turkiye Vakiflar Bankasi T.A.O. (Turkey), 5.50%, 10/01/2026(b)	7,818,000	6,670,318
U.S. Bancorp,
2.49%, 11/03/2036(d)	9,016,000	7,546,712
3.70%(c)(d)(e)	6,846,000	5,694,843
	Principal Amount	Value
Diversified Banks–(continued)
Wells Fargo & Co.,
3.53%, 03/24/2028(d)	$5,264,000	$5,120,746
5.38%, 11/02/2043	1,621,000	1,708,125
4.61%, 04/25/2053(d)	8,319,000	8,197,513
Series BB, 3.90%(d)(e)	2,680,000	2,468,525
Westpac Banking Corp. (Australia),
2.67%, 11/15/2035(d)	225,000	184,634
3.13%, 11/18/2041	3,153,000	2,399,584
		378,456,577
Diversified Capital Markets–0.86%
Credit Suisse Group AG (Switzerland),
4.19%, 04/01/2031(b)(d)	1,185,000	1,098,914
4.50%(b)(c)(d)(e)	8,865,000	6,994,100
5.10%(b)(c)(d)(e)	3,926,000	3,321,128
5.25%(b)(d)(e)	7,968,000	6,879,841
7.13%(b)(d)(e)	6,792,000	6,738,948
7.50%(b)(d)(e)	6,182,000	6,122,162
7.50%(b)(d)(e)	305,000	307,202
UBS Group AG (Switzerland),
4.75%, 05/12/2028(b)(d)	8,683,000	8,807,399
4.38%(b)(d)(e)	3,832,000	3,115,223
		43,384,917
Diversified Chemicals–0.02%
Braskem Netherlands Finance B.V. (Brazil),
4.50%, 01/31/2030(b)	200,000	187,577
5.88%, 01/31/2050(b)	200,000	180,966
Equate Petrochemical B.V. (Kuwait), 2.63%, 04/28/2028(b)	200,000	180,891
SABIC Capital II B.V. (Saudi Arabia),
4.00%, 10/10/2023(b)	200,000	202,098
4.50%, 10/10/2028(b)	200,000	204,284
		955,816
Diversified Metals & Mining–0.28%
FMG Resources August 2006 Pty. Ltd. (Australia), 4.38%, 04/01/2031(b)(c)	5,505,000	4,914,506
Minera Mexico S.A. de C.V. (Mexico), 4.50%, 01/26/2050(b)	200,000	167,172
Rio Tinto Finance USA Ltd. (Australia), 2.75%, 11/02/2051(c)	4,894,000	3,746,027
South32 Treasury Ltd. (Australia), 4.35%, 04/14/2032(b)	5,660,000	5,436,487
Volcan Cia Minera S.A.A. (Peru), 4.38%, 02/11/2026(b)	53,000	48,562
		14,312,754
Diversified REITs–0.98%
CubeSmart L.P., 2.50%, 02/15/2032	2,979,000	2,495,705
Trust Fibra Uno (Mexico),
5.25%, 01/30/2026(b)	8,353,000	8,146,347
4.87%, 01/15/2030(b)	8,347,000	7,599,943
6.39%, 01/15/2050(b)	5,965,000	5,230,291
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Diversified REITs–(continued)
VICI Properties L.P.,
4.75%, 02/15/2028	$7,575,000	$7,502,507
4.95%, 02/15/2030	7,575,000	7,455,429
5.13%, 05/15/2032	5,491,000	5,451,657
5.63%, 05/15/2052	5,653,000	5,543,247
		49,425,126
Drug Retail–0.01%
CK Hutchison International 21 Ltd. (United Kingdom), 2.50%, 04/15/2031(b)	611,000	536,248
Education Services–0.28%
Grand Canyon University, 3.25%, 10/01/2023	14,227,000	14,298,135
Electric Utilities–1.41%
AEP Texas, Inc.,
4.70%, 05/15/2032	3,111,000	3,171,866
5.25%, 05/15/2052	4,533,000	4,841,760
Alfa Desarrollo S.p.A. (Chile), 4.55%, 09/27/2051(b)	6,894,364	5,260,710
American Electric Power Co., Inc., 3.88%, 02/15/2062(d)	16,677,000	14,360,999
Centrais Eletricas Brasileiras S.A. (Brazil), 3.63%, 02/04/2025(b)	200,000	193,300
CLP Power Hong Kong Financing Ltd. (Hong Kong), 3.13%, 05/06/2025(b)	200,000	198,520
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	6,116,000	6,168,445
Duke Energy Corp., 3.25%, 01/15/2082(d)	3,293,000	2,663,707
Duke Energy Progress LLC, 2.50%, 08/15/2050	2,707,000	1,957,950
Electricite de France S.A. (France), 4.88%, 09/21/2038(b)	550,000	505,201
Empresa de Transmision Electrica S.A. (Panama), 5.13%, 05/02/2049(b)	200,000	178,387
Enel Finance International N.V. (Italy), 2.88%, 07/12/2041(b)	3,748,000	2,738,344
Eskom Holdings SOC Ltd. (South Africa), 6.35%, 08/10/2028(b)	222,000	218,986
Eversource Energy, Series R, 1.65%, 08/15/2030	213,000	173,752
Greenko Power II Ltd. (India), 4.30%, 12/13/2028(b)	200,000	182,148
Interconexion Electrica S.A. ESP (Colombia), 3.83%, 11/26/2033(b)	2,534,000	2,160,470
Israel Electric Corp. Ltd. (The) (Israel), 4.25%, 08/14/2028(b)	200,000	197,268
Kallpa Generacion S.A. (Peru), 4.13%, 08/16/2027(b)	200,000	187,775
Korea East-West Power Co. Ltd. (South Korea), 3.88%, 07/19/2023(b)	200,000	202,237
	Principal Amount	Value
Electric Utilities–(continued)
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), 3.00%, 09/19/2022(b)	$200,000	$200,233
Mercury Chile Holdco LLC (Chile), 6.50%, 01/24/2027(b)	8,936,000	8,376,428
NPC Ukrenergo (Ukraine), 6.88%, 11/09/2026(b)	200,000	70,400
PacifiCorp, 2.90%, 06/15/2052	3,570,000	2,725,078
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara (Indonesia),
5.45%, 05/21/2028(b)	200,000	206,250
3.38%, 02/05/2030(b)	200,000	179,145
Southern Co. (The),
Series 21-A, 3.75%, 09/15/2051(d)	2,187,000	1,956,414
Series B, 4.46%(3 mo. USD LIBOR + 3.63%), 03/15/2057(f)	335,000	327,977
State Grid Overseas Investment BVI Ltd. (China), 3.50%, 05/04/2027(b)	200,000	199,269
Trinidad Generation Unlimited (Trinidad and Tobago), 5.25%, 11/04/2027(b)	400,000	386,412
Virginia Electric & Power Co., Series B, 3.75%, 05/15/2027	4,895,000	4,935,062
Virginia Electric and Power Co., Series C, 4.63%, 05/15/2052	5,679,000	5,884,742
Vistra Operations Co. LLC, 4.38%, 05/01/2029(b)	172,000	160,661
		71,169,896
Electronic Components–0.16%
Corning, Inc., 5.45%, 11/15/2079	8,013,000	7,991,873
Electronic Equipment & Instruments–0.16%
Vontier Corp.,
1.80%, 04/01/2026	2,132,000	1,905,240
2.40%, 04/01/2028	4,020,000	3,457,502
2.95%, 04/01/2031	3,412,000	2,882,918
		8,245,660
Electronic Manufacturing Services–0.04%
Jabil, Inc.,
3.95%, 01/12/2028	280,000	274,720
3.00%, 01/15/2031	2,222,000	1,928,373
		2,203,093
Environmental & Facilities Services–0.20%
Covanta Holding Corp., 4.88%, 12/01/2029(b)	6,570,000	5,791,455
GFL Environmental, Inc. (Canada), 3.50%, 09/01/2028(b)	4,531,000	4,146,454
		9,937,909
Fertilizers & Agricultural Chemicals–0.07%
Nutrien Ltd. (Canada), 2.95%, 05/13/2030	292,000	267,711
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Fertilizers & Agricultural Chemicals–(continued)
OCP S.A. (Morocco),
3.75%, 06/23/2031(b)	$200,000	$166,546
5.13%, 06/23/2051(b)	3,990,000	2,981,878
		3,416,135
Financial Exchanges & Data–1.55%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil), 4.13%, 09/20/2031(b)	12,555,000	10,938,544
Cboe Global Markets, Inc., 3.00%, 03/16/2032	12,602,000	11,608,567
Coinbase Global, Inc., 3.38%, 10/01/2028(b)	97,000	71,101
FactSet Research Systems, Inc., 3.45%, 03/01/2032	5,596,000	5,055,126
Intercontinental Exchange, Inc.,
4.00%, 09/15/2027	8,138,000	8,198,763
4.35%, 06/15/2029	6,268,000	6,324,954
4.60%, 03/15/2033	5,463,000	5,599,698
4.95%, 06/15/2052	7,495,000	7,764,194
5.20%, 06/15/2062	5,681,000	5,772,708
Moody’s Corp.,
2.75%, 08/19/2041	3,954,000	3,016,570
3.75%, 02/25/2052	4,537,000	3,873,399
3.10%, 11/29/2061	9,231,000	6,724,719
MSCI, Inc.,
3.88%, 02/15/2031(b)(c)	1,750,000	1,634,675
3.63%, 11/01/2031(b)	1,763,000	1,599,526
		78,182,544
Food Distributors–0.11%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029(b)	6,086,000	5,430,081
Food Retail–0.09%
Alimentation Couche-Tard, Inc. (Canada),
3.44%, 05/13/2041(b)(c)	1,995,000	1,563,125
3.63%, 05/13/2051(b)	3,627,000	2,735,086
		4,298,211
Forest Products–0.00%
Celulosa Arauco y Constitucion S.A. (Chile), 5.15%, 01/29/2050(b)	200,000	177,460
Gas Utilities–0.01%
Infraestructura Energetica Nova S.A.B. de C.V. (Mexico), 4.88%, 01/14/2048(b)	400,000	316,078
Gold–0.00%
Endeavour Mining PLC (Burkina Faso), 5.00%, 10/14/2026(b)	200,000	176,564
Health Care Distributors–0.05%
McKesson Corp., 1.30%, 08/15/2026	2,750,000	2,481,808
Health Care Equipment–0.01%
Teleflex, Inc., 4.63%, 11/15/2027	385,000	381,406
	Principal Amount	Value
Health Care REITs–0.16%
Omega Healthcare Investors, Inc.,
3.38%, 02/01/2031	$514,000	$429,896
3.25%, 04/15/2033	4,084,000	3,246,577
Physicians Realty L.P., 4.30%, 03/15/2027	325,000	326,398
Welltower, Inc.,
3.10%, 01/15/2030(c)	1,801,000	1,654,453
3.85%, 06/15/2032(c)	2,506,000	2,381,027
		8,038,351
Health Care Services–0.35%
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(b)	2,782,000	2,515,889
Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032	3,347,000	2,817,384
Series 2042, 2.72%, 01/01/2042	3,229,000	2,442,309
2.86%, 01/01/2052	3,690,000	2,702,194
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	9,831,000	6,963,696
		17,441,472
Health Care Supplies–0.01%
Mozart Debt Merger Sub, Inc., 3.88%, 04/01/2029(b)	624,000	564,127
Highways & Railtracks–0.02%
TransJamaican Highway Ltd. (Jamaica), 5.75%, 10/10/2036(b)	1,302,829	1,208,784
Homebuilding–0.16%
M.D.C. Holdings, Inc.,
3.85%, 01/15/2030	3,922,000	3,493,374
3.97%, 08/06/2061	7,165,000	4,481,323
		7,974,697
Hotel & Resort REITs–0.02%
Host Hotels & Resorts L.P., Series F, 4.50%, 02/01/2026	620,000	620,419
Service Properties Trust, 4.95%, 02/15/2027	565,000	470,682
		1,091,101
Hotels, Resorts & Cruise Lines–0.08%
Carnival Corp., 5.75%, 03/01/2027(b)(c)	655,000	582,275
Expedia Group, Inc., 4.63%, 08/01/2027	1,722,000	1,721,809
Hilton Domestic Operating Co., Inc., 3.63%, 02/15/2032(b)	1,874,000	1,628,497
		3,932,581
Independent Power Producers & Energy Traders–0.45%
AES Corp. (The), 1.38%, 01/15/2026	1,642,000	1,485,009
AES Panama Generation Holdings S.R.L. (Panama), 4.38%, 05/31/2030(b)	200,000	183,298
Calpine Corp., 3.75%, 03/01/2031(b)(c)	7,322,000	6,462,397
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Independent Power Producers & Energy Traders–(continued)
Colbun S.A. (Chile), 3.95%, 10/11/2027(b)	$200,000	$190,521
Emirates SembCorp Water & Power Co. PJSC (United Arab Emirates), 4.45%, 08/01/2035(b)	200,000	199,250
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Spain),
5.38%, 12/30/2030(b)	650,000	456,846
5.38%, 12/30/2030(b)	13,469,000	9,466,552
Vistra Corp., 7.00%(b)(d)(e)	4,491,000	4,314,661
		22,758,534
Industrial Conglomerates–0.13%
Bidvest Group UK PLC (The) (South Africa), 3.63%, 09/23/2026(b)	6,195,000	5,604,988
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	1,160,000	1,145,530
		6,750,518
Industrial Machinery–0.02%
Flowserve Corp., 2.80%, 01/15/2032	782,000	640,476
HTA Group Ltd. (United Republic of Tanzania), 7.00%, 12/18/2025(b)	200,000	194,559
		835,035
Industrial REITs–0.05%
Cibanco S.A. Ibm/PLA Administradora Industrial S de RL de C.V. (Mexico), 4.96%, 07/18/2029(b)	200,000	184,389
LXP Industrial Trust, 2.38%, 10/01/2031	2,616,000	2,115,708
		2,300,097
Insurance Brokers–0.11%
Willis North America, Inc., 4.65%, 06/15/2027	5,598,000	5,646,126
Integrated Oil & Gas–1.25%
BP Capital Markets America, Inc.,
3.06%, 06/17/2041	4,961,000	4,116,763
2.94%, 06/04/2051	3,381,000	2,565,612
3.00%, 03/17/2052	2,705,000	2,081,087
BP Capital Markets PLC (United Kingdom),
4.38%(d)(e)	3,304,000	3,226,747
4.88%(d)(e)	2,809,000	2,635,448
Ecopetrol S.A. (Colombia), 4.63%, 11/02/2031	136,000	117,884
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(b)	2,103,000	1,992,699
Lukoil Capital DAC (Russia), 2.80%, 04/26/2027(b)	8,743,000	4,896,080
Petroleos Mexicanos (Mexico),
5.95%, 01/28/2031	400,000	335,486
6.70%, 02/16/2032(c)	7,361,000	6,372,602
6.63%, 06/15/2038	390,000	299,284
	Principal Amount	Value
Integrated Oil & Gas–(continued)
Petronas Capital Ltd. (Malaysia),
2.48%, 01/28/2032(b)	$5,518,000	$4,834,637
3.40%, 04/28/2061(b)	14,301,000	11,325,677
Qatar Energy (Qatar),
3.13%, 07/12/2041(b)	200,000	167,857
3.30%, 07/12/2051(b)	8,160,000	6,731,559
SA Global Sukuk Ltd. (Saudi Arabia), 1.60%, 06/17/2026(b)	4,059,000	3,765,957
Saudi Arabian Oil Co. (Saudi Arabia), 3.50%, 04/16/2029(b)	200,000	196,932
Shell International Finance B.V. (Netherlands),
2.88%, 11/26/2041	2,476,000	2,013,218
3.00%, 11/26/2051	6,861,000	5,428,242
		63,103,771
Integrated Telecommunication Services–0.72%
AT&T, Inc.,
3.50%, 09/15/2053	3,958,000	3,197,040
3.55%, 09/15/2055	8,103,000	6,502,090
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(d)	10,020,000	9,256,791
IHS Holding Ltd. (Nigeria),
5.63%, 11/29/2026(b)	4,630,000	4,247,562
6.25%, 11/29/2028(b)	3,440,000	3,145,020
Telecom Argentina S.A. (Argentina), 8.00%, 07/18/2026(b)	100,000	96,129
Verizon Communications, Inc.,
1.75%, 01/20/2031	436,000	361,732
2.55%, 03/21/2031	1,911,000	1,693,724
2.65%, 11/20/2040	1,446,000	1,118,499
3.40%, 03/22/2041	1,689,000	1,461,079
2.88%, 11/20/2050	1,897,000	1,425,049
3.00%, 11/20/2060	2,261,000	1,648,724
3.70%, 03/22/2061	2,337,000	1,947,073
		36,100,512
Interactive Home Entertainment–0.58%
Electronic Arts, Inc., 2.95%, 02/15/2051	3,278,000	2,520,698
ROBLOX Corp., 3.88%, 05/01/2030(b)(c)	9,375,000	8,334,000
Take-Two Interactive Software, Inc., 4.00%, 04/14/2032	5,598,000	5,379,651
WMG Acquisition Corp.,
3.75%, 12/01/2029(b)	9,163,000	8,442,834
3.00%, 02/15/2031(b)(c)	5,421,000	4,653,929
		29,331,112
Interactive Media & Services–0.17%
Cable Onda S.A. (Panama), 4.50%, 01/30/2030(b)	200,000	184,963
Globo Comunicacao e Participacoes S.A. (Brazil), 5.50%, 01/14/2032(b)	300,000	257,101
Match Group Holdings II LLC,
4.63%, 06/01/2028(b)	2,290,000	2,138,253
5.63%, 02/15/2029(b)	5,956,000	5,803,705
3.63%, 10/01/2031(b)	120,000	102,267
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Interactive Media & Services–(continued)
Weibo Corp. (China), 3.38%, 07/08/2030	$200,000	$165,697
		8,651,986
Internet & Direct Marketing Retail–0.23%
Meituan (China), 2.13%, 10/28/2025(b)(c)	7,837,000	7,065,005
Prosus N.V. (China),
3.26%, 01/19/2027(b)	4,761,000	4,247,194
3.06%, 07/13/2031(b)	200,000	154,864
4.19%, 01/19/2032(b)	200,000	167,502
QVC, Inc., 5.45%, 08/15/2034	180,000	139,842
		11,774,407
Internet Services & Infrastructure–0.48%
Twilio, Inc.,
3.63%, 03/15/2029(c)	5,303,000	4,865,503
3.88%, 03/15/2031(c)	5,642,000	5,133,628
VeriSign, Inc., 2.70%, 06/15/2031(c)	3,195,000	2,671,467
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(b)(c)	13,134,000	11,493,563
		24,164,161
Investment Banking & Brokerage–2.73%
Brookfield Finance I (UK) PLC (Canada), 2.34%, 01/30/2032	454,000	376,497
Brookfield Finance, Inc. (Canada),
3.90%, 01/25/2028	6,172,000	6,040,797
2.72%, 04/15/2031	507,000	440,904
3.63%, 02/15/2052	9,277,000	7,194,064
Charles Schwab Corp. (The),
1.84% (SOFR + 1.05%), 03/03/2027(f)	9,535,000	9,450,382
2.90%, 03/03/2032(c)	5,210,000	4,711,762
5.00%(d)(e)	5,102,000	4,784,407
Series G, 5.38%(d)(e)	578,000	586,726
Goldman Sachs Group, Inc. (The),
1.00% (SOFR + 0.58%), 03/08/2024(f)	7,699,000	7,643,025
1.41% (SOFR + 0.70%), 01/24/2025(f)	6,637,000	6,561,160
3.50%, 04/01/2025	1,753,000	1,752,118
3.27%, 09/29/2025(d)	1,644,000	1,628,835
1.23% (SOFR + 0.79%), 12/09/2026(f)	8,127,000	7,920,771
1.25% (SOFR + 0.81%), 03/09/2027(f)	11,215,000	10,907,350
1.62% (SOFR + 0.92%), 10/21/2027(f)	3,011,000	2,939,790
1.91% (SOFR + 1.12%), 02/24/2028(f)	3,458,000	3,398,750
3.62%, 03/15/2028(d)	11,244,000	10,969,524
2.62%, 04/22/2032(d)	566,000	488,329
2.65%, 10/21/2032(c)(d)	4,664,000	4,001,921
3.10%, 02/24/2033(d)	3,219,000	2,862,926
3.44%, 02/24/2043(d)	3,877,000	3,272,956
Series T, 3.80%(d)(e)	378,000	320,459
Series V, 4.13%(c)(d)(e)	4,136,000	3,624,170
	Principal Amount	Value
Investment Banking & Brokerage–(continued)
JAB Holdings B.V. (Austria), 4.50%, 04/08/2052(b)	$17,564,000	$14,592,467
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	335,000	315,017
Morgan Stanley,
1.35% (SOFR + 0.63%), 01/24/2025(f)	4,731,000	4,674,893
4.35%, 09/08/2026	850,000	861,322
3.62%, 04/01/2031(d)	1,684,000	1,605,756
2.51%, 10/20/2032(d)	2,900,000	2,494,501
2.94%, 01/21/2033(c)(d)	3,935,000	3,506,822
5.30%, 04/20/2037(d)	5,961,000	6,018,405
Raymond James Financial, Inc., 3.75%, 04/01/2051	1,678,000	1,453,924
		137,400,730
IT Consulting & Other Services–0.10%
DXC Technology Co., 2.38%, 09/15/2028(c)	5,877,000	5,177,020
Leisure Products–0.33%
Brunswick Corp.,
4.40%, 09/15/2032(c)	5,828,000	5,257,815
5.10%, 04/01/2052	13,672,000	11,212,999
		16,470,814
Life & Health Insurance–3.17%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	3,706,000	3,763,990
Athene Global Funding,
1.20%, 10/13/2023(b)	3,940,000	3,822,211
2.50%, 01/14/2025(b)	1,776,000	1,706,111
1.45%, 01/08/2026(b)	2,136,000	1,935,215
3.21%, 03/08/2027(b)	10,083,000	9,454,796
Athene Holding Ltd.,
4.13%, 01/12/2028	850,000	823,321
6.15%, 04/03/2030	1,865,000	1,973,670
3.45%, 05/15/2052	5,317,000	3,873,607
Brighthouse Financial, Inc., 3.85%, 12/22/2051	5,615,000	4,081,613
Corebridge Financial, Inc.,
3.90%, 04/05/2032(b)	4,967,000	4,724,351
4.35%, 04/05/2042(b)	2,415,000	2,196,791
4.40%, 04/05/2052(b)	3,834,000	3,439,089
Delaware Life Global Funding,
Series 22-1, 3.31%, 03/10/2025(b)	11,863,000	11,595,015
Series 21-1, 2.66%, 06/29/2026(b)	31,380,000	29,334,652
F&G Global Funding, 2.00%, 09/20/2028(b)	6,711,000	5,810,327
GA Global Funding Trust,
2.25%, 01/06/2027(b)	4,063,000	3,730,700
2.90%, 01/06/2032(b)	7,981,000	6,872,596
MAG Mutual Holding Co., 4.75%, 04/30/2041(h)	27,101,000	23,805,187
MetLife, Inc., Series D, 5.88%(d)(e)	200,000	191,210
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Life & Health Insurance–(continued)
Pacific Life Global Funding II,
1.38% (SOFR + 0.80%), 03/30/2025(b)(f)	$12,816,000	$12,767,917
1.02% (SOFR + 0.62%), 06/04/2026(b)(f)	5,622,000	5,503,221
Pacific LifeCorp, 3.35%, 09/15/2050(b)	2,044,000	1,620,605
Prudential Financial, Inc., 5.63%, 06/15/2043(d)	600,000	596,388
Sammons Financial Group, Inc., 4.75%, 04/08/2032(b)	16,800,000	15,907,053
		159,529,636
Life Sciences Tools & Services–0.00%
Auna S.A.A. (Peru), 6.50%, 11/20/2025(b)	200,000	191,729
Managed Health Care–0.56%
Centene Corp., 2.50%, 03/01/2031	11,327,000	9,674,277
Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	7,405,000	5,915,590
3.00%, 06/01/2051	7,725,000	6,005,184
UnitedHealth Group, Inc., 3.70%, 05/15/2027	6,290,000	6,361,285
		27,956,336
Marine Ports & Services–0.00%
DP World Ltd. (United Arab Emirates), 6.85%, 07/02/2037(b)	200,000	218,355
Movies & Entertainment–0.94%
Magallanes, Inc.,
4.28%, 03/15/2032(b)	8,520,000	7,971,259
5.05%, 03/15/2042(b)	13,063,000	11,825,549
5.14%, 03/15/2052(b)	16,217,000	14,535,347
5.39%, 03/15/2062(b)	14,321,000	12,855,303
Walt Disney Co. (The), 6.55%, 03/15/2033	162,000	192,569
		47,380,027
Multi-line Insurance–0.07%
Allianz SE (Germany), 3.20%(b)(d)(e)	4,119,000	3,281,863
Multi-Sector Holdings–0.01%
SURA Asset Management S.A. (Colombia), 4.88%, 04/17/2024(b)	300,000	300,304
Multi-Utilities–0.34%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), 4.88%, 04/23/2030(b)	200,000	212,848
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(d)	18,605,000	16,418,262
Dominion Energy, Inc., Series C, 2.25%, 08/15/2031	787,000	666,258
		17,297,368
	Principal Amount	Value
Office REITs–0.21%
Alexandria Real Estate Equities, Inc.,
1.88%, 02/01/2033	$667,000	$528,806
2.95%, 03/15/2034(c)	3,091,000	2,705,103
Highwoods Realty L.P., 2.60%, 02/01/2031	206,000	175,551
Hudson Pacific Properties L.P., 3.95%, 11/01/2027	335,000	324,598
Office Properties Income Trust,
4.50%, 02/01/2025	3,528,000	3,462,779
2.40%, 02/01/2027(c)	4,018,000	3,450,794
		10,647,631
Oil & Gas Equipment & Services–0.11%
Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026(b)	5,848,000	5,360,862
Oil & Gas Exploration & Production–0.85%
Apache Corp., 7.75%, 12/15/2029	3,786,000	4,249,747
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025(c)	2,767,000	2,627,403
CNOOC Finance (2015) U.S.A. LLC (China), 3.50%, 05/05/2025	400,000	403,202
Continental Resources, Inc., 2.88%, 04/01/2032(b)(c)	3,157,000	2,651,170
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
2.16%, 03/31/2034(b)	7,414,956	6,513,158
2.94%, 09/30/2040(b)	11,900,390	10,095,797
Gazprom PJSC Via Gaz Finance PLC (Russia), 2.95%, 01/27/2029(b)	13,174,000	3,787,525
Gran Tierra Energy, Inc. (Colombia), 7.75%, 05/23/2027(b)	400,000	369,135
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030(b)	2,250,000	2,192,254
6.25%, 04/15/2032(b)	2,268,000	2,215,087
Kosmos Energy Ltd. (Ghana), 7.13%, 04/04/2026(b)	350,000	333,962
Lundin Energy Finance B.V. (Netherlands), 3.10%, 07/15/2031(b)	2,378,000	2,096,626
Murphy Oil Corp., 6.38%, 07/15/2028(c)	4,384,000	4,506,752
PT Pertamina (Persero) (Indonesia),
4.30%, 05/20/2023(b)	200,000	201,507
3.10%, 08/27/2030(b)	200,000	181,330
Sinopec Group Overseas Development (2018) Ltd. (China),
2.50%, 08/08/2024(b)	200,000	197,945
2.95%, 08/08/2029(b)	200,000	186,614
Tengizchevroil Finance Co. International Ltd. (Kazakhstan), 4.00%, 08/15/2026(b)	200,000	179,223
		42,988,437
Oil & Gas Refining & Marketing–0.04%
Empresa Nacional del Petroleo (Chile), 5.25%, 11/06/2029(b)	233,000	227,664
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Oil & Gas Refining & Marketing–(continued)
Parkland Corp. (Canada), 4.50%, 10/01/2029(b)(c)	$1,801,000	$1,628,825
Puma International Financing S.A. (Singapore), 5.00%, 01/24/2026(b)	200,000	182,698
		2,039,187
Oil & Gas Storage & Transportation–1.10%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), 3.65%, 11/02/2029(b)	200,000	196,439
Boardwalk Pipelines L.P., 3.60%, 09/01/2032	5,198,000	4,604,407
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039	3,698,000	3,041,671
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	2,280,000	2,821,723
Enbridge, Inc. (Canada),
1.42% (SOFR + 0.63%), 02/16/2024(f)	1,643,000	1,636,295
3.40%, 08/01/2051	2,276,000	1,800,578
Energy Transfer L.P., 4.75%, 01/15/2026	465,000	472,896
EQM Midstream Partners L.P.,
4.00%, 08/01/2024	840,000	844,200
7.50%, 06/01/2030(b)	1,516,000	1,516,000
Kinder Morgan, Inc., 7.75%, 01/15/2032	2,167,000	2,597,018
MPLX L.P.,
4.00%, 03/15/2028	560,000	547,804
4.95%, 03/14/2052	12,205,000	11,266,213
NGPL PipeCo LLC, 7.77%, 12/15/2037(b)	3,240,000	3,734,986
Northern Natural Gas Co., 3.40%, 10/16/2051(b)	1,811,000	1,390,553
ONEOK, Inc., 6.35%, 01/15/2031	3,123,000	3,405,640
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/2033(b)(c)	6,037,000	5,487,935
Williams Cos., Inc. (The),
3.50%, 11/15/2030(c)	500,000	465,503
2.60%, 03/15/2031(c)	8,023,000	6,962,049
3.50%, 10/15/2051	3,412,000	2,637,067
		55,428,977
Other Diversified Financial Services–2.17%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
3.00%, 10/29/2028	223,000	195,811
3.40%, 10/29/2033	4,336,000	3,577,888
Arab Petroleum Investments Corp. (Supranational), 4.13%, 09/18/2023(b)	200,000	203,050
Avolon Holdings Funding Ltd. (Ireland),
2.13%, 02/21/2026(b)	2,284,000	2,042,439
2.75%, 02/21/2028(b)	2,300,000	1,988,887
Banco BTG Pactual S.A. (Brazil), 7.75%, 02/15/2029(b)(d)	300,000	308,170
Blackstone Holdings Finance Co. LLC,
1.60%, 03/30/2031(b)	3,946,000	3,184,777
2.55%, 03/30/2032(b)	2,628,000	2,257,130
	Principal Amount	Value
Other Diversified Financial Services–(continued)
Blackstone Private Credit Fund,
1.75%, 09/15/2024(b)	$449,000	$420,221
2.35%, 11/22/2024(b)	4,346,000	4,078,389
2.63%, 12/15/2026(b)	9,686,000	8,422,590
3.25%, 03/15/2027(b)	5,555,000	4,918,452
Blue Owl Finance LLC, 3.13%, 06/10/2031(b)	4,414,000	3,518,848
Finance Department Government of Sharjah (United Arab Emirates), 4.38%, 03/10/2051(b)	200,000	149,878
Finsbury Castle DAC (Ireland), 5.02%, 06/14/2022(h)(i)	44,400,000	44,400,000
Fuqing Investment Management Ltd. (China), 4.00%, 06/12/2022(b)	3,776,000	3,773,716
Georgia Capital JSC (Georgia), 6.13%, 03/09/2024(b)	226,000	219,785
Mexarrend S.A.P.I. de C.V. (Mexico), 10.25%, 07/24/2024(b)	400,000	226,962
Owl Rock Core Income Corp., 4.70%, 02/08/2027(b)	5,161,000	4,852,167
Pershing Square Holdings Ltd.,
3.25%, 11/15/2030(b)	11,300,000	9,801,812
3.25%, 10/01/2031(b)	12,800,000	10,669,914
Peru Enhanced Pass-Through Finance Ltd. (Peru), Class A-2, 0.00%, 06/02/2025(b)(g)	89,658	85,142
SPARC EM SPC Panama Metro Line 2 S.P. (Panama), 0.00%, 12/05/2022(b)(g)	74,414	73,298
		109,369,326
Packaged Foods & Meats–0.52%
General Mills, Inc., 2.25%, 10/14/2031	2,135,000	1,803,987
JBS Finance Luxembourg S.a.r.l., 3.63%, 01/15/2032(b)	4,293,000	3,642,804
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031(b)	49,000	41,995
JDE Peet’s N.V. (Netherlands), 2.25%, 09/24/2031(b)	1,882,000	1,508,001
Minerva Luxembourg S.A. (Brazil), 4.38%, 03/18/2031(b)	22,437,000	18,992,920
NBM US Holdings, Inc. (Brazil), 7.00%, 05/14/2026(b)	250,000	258,555
Ulker Biskuvi Sanayi A.S. (Turkey), 6.95%, 10/30/2025(b)	200,000	164,008
		26,412,270
Paper Packaging–0.13%
Berry Global, Inc., 1.65%, 01/15/2027	4,646,000	4,158,981
Sealed Air Corp., 1.57%, 10/15/2026(b)	2,492,000	2,232,803
		6,391,784
Paper Products–0.01%
Suzano Austria GmbH (Brazil),
2.50%, 09/15/2028	48,000	41,629
7.00%, 03/16/2047(b)	205,000	214,048
		255,677
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Personal Products–0.00%
Oriflame Investment Holding PLC (Switzerland), 5.13%, 05/04/2026(b)	$200,000	$136,500
Pharmaceuticals–0.11%
Bayer US Finance II LLC, 3.88%, 12/15/2023(b)	1,516,000	1,528,917
Mayo Clinic, Series 2021, 3.20%, 11/15/2061	5,128,000	3,967,706
Royalty Pharma PLC, 2.20%, 09/02/2030	196,000	163,683
		5,660,306
Precious Metals & Minerals–0.00%
ALROSA Finance S.A. (Russia), 4.65%, 04/09/2024(b)	200,000	24,000
Property & Casualty Insurance–0.38%
Fairfax Financial Holdings Ltd. (Canada),
4.63%, 04/29/2030	700,000	686,560
3.38%, 03/03/2031	1,855,000	1,655,942
Fidelity National Financial, Inc.,
2.45%, 03/15/2031	2,129,000	1,760,128
3.20%, 09/17/2051	1,011,000	680,547
First American Financial Corp., 2.40%, 08/15/2031	3,618,000	2,930,839
Progressive Corp. (The),
2.50%, 03/15/2027(c)	3,212,000	3,062,070
3.00%, 03/15/2032(c)	1,733,000	1,601,884
3.70%, 03/15/2052	2,380,000	2,097,947
Stewart Information Services Corp., 3.60%, 11/15/2031	5,346,000	4,575,590
		19,051,507
Railroads–0.21%
Autoridad del Canal de Panama (Panama), 4.95%, 07/29/2035(b)	300,000	321,046
Burlington North Santa FE, 4.45%, 01/15/2053	5,293,000	5,263,729
Empresa de los Ferrocarriles del Estado (Chile), 3.83%, 09/14/2061(b)	6,681,000	4,824,952
		10,409,727
Real Estate Development–0.55%
Agile Group Holdings Ltd. (China),
5.75%, 01/02/2025(b)	390,000	156,000
5.50%, 04/21/2025(b)	4,142,000	1,615,173
6.05%, 10/13/2025(b)	3,169,000	1,195,690
5.50%, 05/17/2026(b)	786,000	296,758
Arabian Centres Sukuk II Ltd. (Saudi Arabia), 5.63%, 10/07/2026(b)	200,000	185,060
Country Garden Holdings Co. Ltd. (China),
4.75%, 07/25/2022(b)	4,409,000	4,272,321
5.40%, 05/27/2025(b)	935,000	598,148
3.13%, 10/22/2025(b)	3,667,000	2,230,002
5.63%, 12/15/2026(b)(c)	824,000	476,704
Essential Properties L.P., 2.95%, 07/15/2031	4,173,000	3,407,815
	Principal Amount	Value
Real Estate Development–(continued)
Greentown China Holdings Ltd. (China), 4.70%, 04/29/2025(b)	$1,856,000	$1,727,008
Logan Group Co. Ltd. (China),
7.50%, 08/25/2022(b)	904,000	253,120
4.25%, 07/12/2025(b)	2,055,000	482,925
4.50%, 01/13/2028(b)	1,750,000	388,600
Shimao Group Holdings Ltd. (China), 4.75%, 07/03/2022(b)	3,361,000	731,018
Sino-Ocean Land Treasure Finance I Ltd. (China), 6.00%, 07/30/2024(b)	6,798,000	5,880,270
Sino-Ocean Land Treasure IV Ltd. (China), 3.25%, 05/05/2026(b)	5,205,000	3,741,382
		27,637,994
Regional Banks–1.48%
Banco Internacional del Peru SAA Interbank (Peru),
3.38%, 01/18/2023(b)	150,000	150,692
3.25%, 10/04/2026(b)	400,000	374,530
Citizens Financial Group, Inc.,
5.64%, 05/21/2037(d)	8,373,000	8,538,165
Series G, 4.00%(d)(e)	6,015,000	5,043,404
Fifth Third Bancorp,
4.06%, 04/25/2028(d)	4,637,000	4,606,437
4.34%, 04/25/2033(c)(d)	6,236,000	6,174,225
Huntington Bancshares, Inc., 2.49%, 08/15/2036(d)	3,238,000	2,629,217
KeyCorp, 4.79%, 06/01/2033(d)	3,943,000	3,996,246
M&T Bank Corp., 3.50%(d)(e)	3,518,000	2,897,953
PNC Financial Services Group, Inc. (The), Series U, 6.00%(d)(e)	11,199,000	11,268,994
SVB Financial Group,
1.80%, 02/02/2031	3,750,000	2,964,193
Series C, 4.00%(d)(e)	12,313,000	10,050,486
Series D, 4.25%(d)(e)	11,954,000	9,478,386
Series E, 4.70%(d)(e)	7,466,000	6,149,705
		74,322,633
Reinsurance–0.38%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	2,008,000	1,536,878
Global Atlantic Fin Co.,
4.40%, 10/15/2029(b)	6,436,000	6,031,131
3.13%, 06/15/2031(b)	2,358,000	1,996,426
4.70%, 10/15/2051(b)(d)	11,381,000	9,672,851
		19,237,286
Renewable Electricity–0.24%
Adani Green Energy Ltd. (India), 4.38%, 09/08/2024(b)	6,907,000	6,535,749
Consorcio Transmantaro S.A. (Peru), 4.70%, 04/16/2034(b)	500,000	472,407
Empresa Electrica Cochrane S.p.A. (Chile), 5.50%, 05/14/2027(b)	146,300	136,750
ENN Clean Energy International Investment Ltd. (China), 3.38%, 05/12/2026(b)	200,000	184,264
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Renewable Electricity–(continued)
NSTAR Electric Co., 4.55%, 06/01/2052	$4,520,000	$4,588,284
		11,917,454
Residential REITs–0.36%
American Homes 4 Rent L.P.,
3.63%, 04/15/2032	6,899,000	6,301,399
3.38%, 07/15/2051	846,000	617,875
4.30%, 04/15/2052	3,420,000	2,927,946
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/2028	236,000	206,522
2.70%, 01/15/2034	4,290,000	3,476,089
Spirit Realty L.P.,
3.40%, 01/15/2030	2,809,000	2,533,597
2.70%, 02/15/2032	787,000	653,696
UDR, Inc., 3.00%, 08/15/2031(c)	1,328,000	1,181,507
		17,898,631
Restaurants–0.40%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	7,582,000	6,694,906
Arcos Dorados B.V. (Brazil), 6.13%, 05/27/2029(b)	8,702,000	8,565,640
Starbucks Corp., 3.00%, 02/14/2032(c)	5,643,000	5,049,196
		20,309,742
Retail REITs–0.26%
Agree L.P., 2.60%, 06/15/2033	2,836,000	2,344,299
Brixmor Operating Partnership L.P.,
4.05%, 07/01/2030	1,599,000	1,504,478
2.50%, 08/16/2031	2,098,000	1,726,778
Kimco Realty Corp., 2.25%, 12/01/2031	265,000	221,339
Kite Realty Group Trust, 4.75%, 09/15/2030	432,000	422,963
National Retail Properties, Inc., 3.50%, 04/15/2051	2,444,000	1,901,105
Realty Income Corp., 3.25%, 01/15/2031	1,629,000	1,528,078
Simon Property Group L.P., 1.38%, 01/15/2027(c)	4,018,000	3,602,593
		13,251,633
Semiconductor Equipment–0.01%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 3.40%, 05/01/2030	601,000	556,642
Semiconductors–0.48%
Broadcom, Inc.,
2.45%, 02/15/2031(b)	3,218,000	2,670,982
4.30%, 11/15/2032	3,214,000	3,031,755
3.42%, 04/15/2033(b)	2,449,000	2,111,776
3.47%, 04/15/2034(b)	3,067,000	2,616,509
3.19%, 11/15/2036(b)	471,000	378,214
Marvell Technology, Inc., 2.95%, 04/15/2031	5,172,000	4,456,749
	Principal Amount	Value
Semiconductors–(continued)
Micron Technology, Inc.,
4.19%, 02/15/2027	$3,936,000	$3,943,192
2.70%, 04/15/2032	2,564,000	2,147,016
3.37%, 11/01/2041	1,737,000	1,355,610
Skyworks Solutions, Inc., 3.00%, 06/01/2031	1,560,000	1,317,398
		24,029,201
Soft Drinks–0.28%
Coca-Cola Icecek A.S. (Turkey), 4.50%, 01/20/2029(b)	16,047,000	14,196,471
Sovereign Debt–2.77%
Airport Authority (Hong Kong), 3.25%, 01/12/2052(b)	10,776,000	8,774,428
Angolan Government International Bond (Angola), 8.75%, 04/14/2032(b)	200,000	189,483
Bahamas Government International Bond (Bahamas), 6.00%, 11/21/2028(b)	427,000	326,054
Banque Ouest Africaine de Developpement (Supranational), 5.00%, 07/27/2027(b)	200,000	195,360
China Government International Bond (China), 2.50%, 10/26/2051(b)	11,462,000	8,854,745
Colombia Government International Bond (Colombia),
4.00%, 02/26/2024	600,000	598,774
3.25%, 04/22/2032	200,000	161,062
Dominican Republic International Bond (Dominican Republic),
5.30%, 01/21/2041(b)	5,470,000	4,325,059
6.40%, 06/05/2049(b)	250,000	212,509
Dubai DOF Sukuk Ltd. (United Arab Emirates), 3.88%, 01/30/2023(b)	200,000	201,191
Ecuador Social Bond S.a.r.l. (Ecuador), 0.00%, 01/30/2035(b)(g)	141,819	113,455
Egypt Government International Bond (Egypt),
5.25%, 10/06/2025(b)(c)	12,181,000	11,024,256
3.88%, 02/16/2026(b)	8,451,000	7,017,753
5.88%, 02/16/2031(b)(c)	6,444,000	4,881,266
7.50%, 02/16/2061(b)	7,382,000	5,003,593
Ghana Government International Bond (Ghana), 7.75%, 04/07/2029(b)	4,937,000	2,702,761
Guatemala Government Bond (Guatemala), 3.70%, 10/07/2033(b)	6,736,000	5,604,209
Indonesia Government International Bond (Indonesia),
4.75%, 02/11/2029	200,000	209,324
3.20%, 09/23/2061(c)	8,441,000	6,421,841
KSA Sukuk Ltd. (Saudi Arabia), 3.63%, 04/20/2027(b)	200,000	203,241
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Sovereign Debt–(continued)
Mexico Government International Bond (Mexico),
4.50%, 04/22/2029	$200,000	$201,558
3.50%, 02/12/2034	9,294,000	8,180,451
4.40%, 02/12/2052	12,447,000	10,276,483
Morocco Government International Bond (Morocco), 4.00%, 12/15/2050(b)	3,800,000	2,650,405
Oman Government International Bond (Oman),
6.00%, 08/01/2029(b)	200,000	203,900
6.25%, 01/25/2031(b)	3,290,000	3,392,829
Perusahaan Penerbit SBSN Indonesia III (Indonesia), 3.55%, 06/09/2051(b)	7,104,000	5,930,348
Qatar Government International Bond (Qatar),
4.50%, 04/23/2028(b)	200,000	212,678
4.00%, 03/14/2029(b)	329,000	342,057
Republic of South Africa Government International Bond (South Africa),
4.85%, 09/30/2029	300,000	279,603
5.75%, 09/30/2049	200,000	162,232
Romanian Government International Bond (Romania),
5.25%, 11/25/2027(b)	300,000	303,548
3.63%, 03/27/2032(b)	300,000	257,694
Saudi Government International Bond (Saudi Arabia), 4.38%, 04/16/2029(b)	415,000	436,740
Trinidad & Tobago Government International Bond (Trinidad and Tobago), 4.50%, 06/26/2030(b)	200,000	181,006
Turkey Government International Bond (Turkey),
5.60%, 11/14/2024	9,968,000	9,360,151
4.75%, 01/26/2026	8,103,000	7,117,149
UAE International Government Bond (United Arab Emirates),
2.00%, 10/19/2031(b)	4,598,000	4,100,841
2.88%, 10/19/2041(b)	6,736,000	5,663,157
3.25%, 10/19/2061(b)	8,477,000	6,914,858
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	7,487,000	6,034,522
		139,222,574
Specialized Finance–0.19%
India Airport Infra (India), 6.25%, 10/25/2025(b)	400,000	377,338
Mitsubishi HC Capital, Inc. (Japan), 3.64%, 04/13/2025(b)	4,315,000	4,311,739
National Rural Utilities Cooperative Finance Corp., 2.75%, 04/15/2032	5,192,000	4,660,215
		9,349,292
Specialized REITs–0.88%
American Tower Corp.,
2.70%, 04/15/2031	5,130,000	4,358,164
4.05%, 03/15/2032(c)	3,547,000	3,344,816
3.10%, 06/15/2050	2,550,000	1,845,785
2.95%, 01/15/2051	2,901,000	2,044,922
	Principal Amount	Value
Specialized REITs–(continued)
Crown Castle International Corp., 2.50%, 07/15/2031(c)	$3,044,000	$2,570,269
EPR Properties,
4.75%, 12/15/2026	2,445,000	2,395,761
3.60%, 11/15/2031	5,113,000	4,304,969
Equinix, Inc.,
3.20%, 11/18/2029(c)	850,000	779,291
3.90%, 04/15/2032	7,038,000	6,666,246
Extra Space Storage L.P.,
3.90%, 04/01/2029	2,124,000	2,040,009
2.55%, 06/01/2031	2,140,000	1,825,792
2.35%, 03/15/2032	2,457,000	2,020,513
Life Storage L.P., 2.40%, 10/15/2031	4,209,000	3,464,816
SBA Communications Corp., 3.13%, 02/01/2029	7,516,000	6,696,380
		44,357,733
Specialty Chemicals–0.74%
Braskem Idesa S.A.P.I. (Mexico),
7.45%, 11/15/2029(b)	7,775,000	7,370,700
7.45%, 11/15/2029(b)(c)	400,000	379,200
6.99%, 02/20/2032(b)	8,453,000	7,478,454
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026	9,881,000	9,078,663
6.50%, 09/27/2028	300,000	291,403
5.50%, 03/18/2031	14,272,000	12,470,802
		37,069,222
Specialty Stores–0.01%
B2W Digital Lux S.a.r.l. (Brazil), 4.38%, 12/20/2030(b)	600,000	484,647
Steel–0.01%
POSCO Holdings, Inc. (South Korea), 4.00%, 08/01/2023(b)	228,000	230,041
Steel Dynamics, Inc., 3.25%, 01/15/2031	104,000	94,519
		324,560
Systems Software–0.16%
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029(c)	3,911,000	3,559,773
Oracle Corp.,
3.60%, 04/01/2050	3,238,000	2,346,472
3.85%, 04/01/2060	2,413,000	1,736,478
VMware, Inc., 2.20%, 08/15/2031	297,000	241,510
		7,884,233
Technology Hardware, Storage & Peripherals–0.13%
Apple, Inc.,
2.65%, 05/11/2050	2,296,000	1,794,649
2.80%, 02/08/2061	6,638,000	4,981,060
		6,775,709
Thrifts & Mortgage Finance–0.02%
Nationwide Building Society (United Kingdom), 4.13%, 10/18/2032(b)(d)	335,000	324,067
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Thrifts & Mortgage Finance–(continued)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)(c)	$531,000	$475,720
		799,787
Tobacco–0.07%
Altria Group, Inc.,
3.70%, 02/04/2051	2,709,000	1,902,628
4.00%, 02/04/2061	1,964,000	1,409,397
BAT Capital Corp. (United Kingdom), 2.73%, 03/25/2031	357,000	294,885
		3,606,910
Trading Companies & Distributors–0.22%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(d)	8,778,000	8,531,207
Air Lease Corp.,
2.20%, 01/15/2027(c)	2,384,000	2,134,607
3.63%, 12/01/2027	340,000	319,644
		10,985,458
Trucking–0.58%
Ryder System, Inc., 4.30%, 06/15/2027	4,089,000	4,085,022
SMBC Aviation Capital Finance DAC (Ireland),
4.13%, 07/15/2023(b)	2,033,000	2,032,133
1.90%, 10/15/2026(b)	3,116,000	2,681,299
Triton Container International Ltd. (Bermuda),
2.05%, 04/15/2026(b)	5,822,000	5,277,615
3.15%, 06/15/2031(b)	6,768,000	5,750,508
Uber Technologies, Inc., 4.50%, 08/15/2029(b)(c)	10,494,000	9,510,712
		29,337,289
Wireless Telecommunication Services–1.54%
America Movil S.A.B. de C.V. (Mexico), 5.38%, 04/04/2032(b)(c)	10,318,000	9,824,800
Axiata SPV2 Bhd. (Malaysia), 4.36%, 03/24/2026(b)	200,000	204,499
Bharti Airtel Ltd. (India),
4.38%, 06/10/2025(b)	200,000	201,453
3.25%, 06/03/2031(b)	200,000	173,632
Liquid Telecommunications Financing PLC (South Africa), 5.50%, 09/04/2026(b)	200,000	186,064
Oztel Holdings SPC Ltd. (Oman), 5.63%, 10/24/2023(b)	200,000	201,303
Rogers Communications, Inc. (Canada), 4.55%, 03/15/2052(b)	8,124,000	7,559,241
SixSigma Networks Mexico S.A. de C.V. (Mexico), 7.50%, 05/02/2025(b)	325,000	311,150
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(b)	9,638,250	9,704,064
5.15%, 03/20/2028(b)	13,062,000	13,490,274
	Principal Amount	Value
Wireless Telecommunication Services–(continued)
T-Mobile USA, Inc.,
2.25%, 02/15/2026(b)	$5,505,000	$5,166,883
2.63%, 04/15/2026	6,409,000	6,058,908
2.70%, 03/15/2032(b)	518,000	448,286
3.40%, 10/15/2052(b)	12,652,000	9,856,433
VEON Holdings B.V. (Netherlands), 3.38%, 11/25/2027(b)	4,049,000	2,530,625
Vodafone Group PLC (United Kingdom),
3.25%, 06/04/2081(d)	2,293,000	2,037,474
4.13%, 06/04/2081(d)	5,448,000	4,507,541
5.13%, 06/04/2081(d)	6,245,000	4,860,179
		77,322,809
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,912,753,290)		2,598,858,014

Asset-Backed Securities–27.89%
Adjustable Rate Mortgage Trust,
Series 2004-2, Class 6A1, 0.71%, 02/25/2035(j)	455,438	459,628
Series 2005-1, Class 4A1, 2.70%, 05/25/2035(j)	519,172	507,765
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	13,340,000	11,931,732
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(j)	1,494,270	1,461,791
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(j)	5,103,372	4,923,179
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(j)	3,310,590	3,184,319
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(j)	3,584,851	3,264,616
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(j)	8,635,967	7,953,726
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)(k)	14,711,768	14,106,148
Angel Oak Mortgage Trust I LLC,
Series 2018-3, Class A1, 3.65%, 09/25/2048(b)(j)	435,582	434,486
Series 2019-2, Class A1, 3.63%, 03/25/2049(b)(j)	1,202,392	1,201,391
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(b)	20,133,000	20,003,935
Series 2022-1A, Class C, 4.84%, 08/21/2028(b)	5,417,000	5,337,552
Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR2, 2.36% (3 mo. USD LIBOR + 1.18%), 07/25/2034(b)(f)	21,505,000	20,936,537
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, 3.99%, 09/15/2048(j)	4,394,000	4,331,511
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(j)	$11,821,442	$10,688,991
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(j)	11,820,530	10,414,581
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(j)	11,442,707	10,703,070
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(j)	12,434,948	11,432,618
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(j)	15,173,009	13,423,810
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-6, Class 1A3, 2.43%, 08/25/2033(j)	40,032	39,849
Series 2004-10, Class 21A1, 3.02%, 01/25/2035(j)	271,793	268,304
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(f)	166,612	165,292
Bear Stearns ALT-A Trust, Series 2004-11, Class 2A3, 2.67%, 11/25/2034(j)	260,124	260,204
Benchmark Mortgage Trust,
Series 2018-B3, Class C, 4.54%, 04/10/2051(j)	6,921,000	6,416,103
Series 2019-B14, Class A5, 3.05%, 12/15/2062	16,455,000	15,374,364
Series 2019-B14, Class C, 3.77%, 12/15/2062(j)	14,875,350	13,331,008
Series 2019-B15, Class B, 3.56%, 12/15/2072	12,220,000	11,134,634
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(j)	4,217,017	4,093,080
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 1.73% (1 mo. USD LIBOR + 0.85%), 11/15/2038(b)(f)	6,655,000	6,431,331
Series 2021-VOLT, Class C, 1.97% (1 mo. USD LIBOR + 1.10%), 09/15/2036(b)(f)	5,345,000	5,015,224
Series 2021-VOLT, Class D, 2.52% (1 mo. USD LIBOR + 1.65%), 09/15/2023(b)(f)	12,367,000	11,662,957
Series 2021-XL2, Class B, 1.87% (1 mo. USD LIBOR + 1.00%), 10/15/2038(b)(f)	4,387,272	4,198,801
BX Trust,
Series 2022-LBA6, Class A, 1.78% (1.00% + SOFR Term Rate), 01/15/2039(b)(f)	10,965,000	10,601,222
Series 2022-LBA6, Class B, 2.08% (1.30% + SOFR Term Rate), 01/15/2039(b)(f)	6,790,000	6,506,153
Series 2022-LBA6, Class C, 2.38% (1.60% + SOFR Term Rate), 01/15/2039(b)(f)	3,630,000	3,498,341
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.37%, 03/13/2035(b)	1,647,256	1,650,971
Principal Amount		Value

Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(j)	$5,038,250	$4,839,295
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(j)	1,325,857	1,246,432
Series 2016-SH2, Class M2, 3.75%, 12/25/2045(b)(j)	5,034,737	4,788,084
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(j)	2,497,236	2,352,590
CIFC Funding Ltd. (Cayman Islands),
Series 2014-5A, Class A1R2, 2.24% (3 mo. USD LIBOR + 1.20%), 10/17/2031(b)(f)	4,417,000	4,361,235
Series 2016-1A, Class ARR, 2.18% (3 mo. USD LIBOR + 1.08%), 10/21/2031(b)(f)	4,761,000	4,650,273
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class B, 4.29%, 09/10/2045(b)	1,300,000	1,298,751
Series 2013-GC11, Class D, 4.42%, 04/10/2046(b)(j)	752,554	742,026
Series 2014-GC23, Class B, 4.18%, 07/10/2047(j)	2,816,000	2,796,500
Series 2015-GC27, Class A5, 3.14%, 02/10/2048	1,233,335	1,212,203
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-UST1, Class A4, 2.44%, 08/25/2034(j)	148,100	140,809
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(j)	11,867,881	10,456,300
COLT Mortgage Loan Trust,
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(j)	914,996	905,422
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(j)	6,182,754	5,674,787
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(j)	9,192,913	8,818,881
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)(k)	9,049,344	8,707,191
Series 2022-3, Class A1, 3.90%, 02/25/2067(b)(j)	12,236,860	11,969,982
COMM Mortgage Trust, Series 2015-CR25, Class B, 4.53%, 08/10/2048(j)	5,267,000	5,204,518
Commercial Mortgage Trust, Series 2013-SFS, Class A1, 1.87%, 04/12/2035(b)	88,993	88,258
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2007-13, Class A10, 6.00%, 08/25/2037	195,504	119,079
Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A1, 1.62%, 04/25/2065(b)(k)	2,334,404	2,307,650
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(j)	$2,358,771	$2,296,110
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(j)	3,180,521	3,049,307
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(j)	12,082,246	11,819,748
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(j)	5,772,399	5,503,698
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(j)	12,269,000	12,301,610
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	22,374,000	19,817,142
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 3A1, 3.04%, 06/25/2034(j)	641,071	639,280
DB Master Finance LLC,
Series 2019-1A, Class A23, 4.35%, 05/20/2049(b)	9,929,225	9,813,576
Series 2019-1A, Class A2II, 4.02%, 05/20/2049(b)	10,488,413	10,310,585
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 3.21%, 06/27/2037(b)(j)	3,639,969	3,570,052
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	18,926,355	17,553,820
Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 2.12% (3 mo. USD LIBOR + 1.08%), 01/15/2034(b)(f)	3,239,313	3,165,635
DT Auto Owner Trust,
Series 2019-3A, Class C, 2.74%, 04/15/2025(b)	1,581,792	1,581,757
Series 2019-3A, Class D, 2.96%, 04/15/2025(b)	10,579,000	10,562,235
Ellington Financial Mortgage Trust,
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(j)	3,497,400	3,428,992
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(j)	766,619	752,745
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(j)	1,198,677	1,103,414
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(j)	8,338,014	7,818,319
Extended Stay America Trust, Series 2021-ESH, Class B, 2.26% (1 mo. USD LIBOR + 1.38%), 07/15/2038(b)(f)	5,113,529	4,985,565
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 2A1, 5.00%, 06/25/2022	43,461	43,350
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(j)	19,383,662	17,888,205
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(j)	4,163,105	3,873,557
GCAT Trust,
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(b)(j)	2,002,789	1,959,537
Series 2020-NQM2, Class A1, 1.56%, 04/25/2065(b)(k)	1,481,032	1,431,203
Principal Amount		Value

GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 2.89%, 04/19/2036(j)	$404,851	$331,695
GoldenTree Loan Management US CLO 1 Ltd., Series 2021-9A, Class A, 2.13% (3 mo. USD LIBOR + 1.07%), 01/20/2033(b)(f)	5,015,000	4,912,498
GoldenTree Loan Management US CLO 2 Ltd., Series 2017-2A, Class AR, 1.97% (3 mo. USD LIBOR + 0.91%), 11/20/2030(b)(f)	14,276,000	13,998,161
GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class AR, 2.13% (3 mo. USD LIBOR + 1.07%), 10/20/2032(b)(f)	6,576,000	6,449,313
Golub Capital Partners CLO 35(B) Ltd., Series 2017-35A, Class AR, 2.25% (3 mo. USD LIBOR + 1.19%), 07/20/2029(b)(f)	19,261,514	19,058,054
Golub Capital Partners CLO 40(A) Ltd., Series 2019-40A, Class AR, 2.27% (3 mo. USD LIBOR + 1.09%), 01/25/2032(b)(f)	15,988,000	15,609,340
GS Mortgage Securities Trust,
Series 2013-G1, Class A1, 2.06%, 04/10/2031(b)	98,359	98,197
Series 2013-GC14, Class B, 4.72%, 08/10/2046(b)(j)	4,973,000	4,986,383
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	8,325,000	7,668,101
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	8,750,000	7,756,359
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(j)	10,180,813	9,470,355
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A2, 3.00%, 09/25/2035(j)	111,144	106,918
HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1C, 1.83% (1 mo. USD LIBOR + 0.90%), 06/20/2035(f)	15,032	14,264
Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	3,927,000	3,547,292
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	2,100,000	1,885,183
Hertz Vehicle Financing LLC,
Series 2021-1A, Class A, 1.21%, 12/26/2025(b)	2,917,000	2,758,126
Series 2021-1A, Class B, 1.56%, 12/26/2025(b)	1,289,000	1,206,870
ICG US CLO Ltd., Series 2016-1A, Class A1RR, 2.49% (3 mo. USD LIBOR + 1.25%), 04/29/2034(b)(f)	11,399,000	11,151,790
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

InTown Hotel Portfolio Trust,
Series 2018-STAY, Class A, 1.98% (1 mo. USD LIBOR + 1.10%), 01/15/2033(b)(f)	$15,995,000	$15,858,510
Series 2018-STAY, Class B, 2.33% (1 mo. USD LIBOR + 1.45%), 01/15/2033(b)(f)	8,640,000	8,532,460
Invitation Homes Trust, Series 2018-SFR1, Class A, 1.59% (1 mo. USD LIBOR + 0.70%), 03/17/2037(b)(f)	26,957,994	26,615,493
IP Lending III Ltd., Series 2022-3A, Class SNR, 3.38%, 11/02/2026(b)(h)	7,847,000	7,365,102
Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)	5,696,250	5,654,863
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class B, 3.81%, 12/15/2047(b)(j)	5,000,000	4,983,924
JP Morgan Mortgage Trust,
Series 2005-A3, Class 1A1, 2.18%, 06/25/2035(j)	209,473	204,234
Series 2005-A3, Class 6A5, 3.01%, 06/25/2035(j)	216,178	216,525
Series 2005-A5, Class 1A2, 2.36%, 08/25/2035(j)	97,697	100,219
Series 2007-A4, Class 3A1, 4.34%, 06/25/2037(j)	409,468	326,127
Series 20153, Class B2, 3.59%, 05/25/2045(b)(j)	4,989,753	4,819,378
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(j)	14,214,794	12,481,140
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class C, 4.89%, 01/15/2047(j)	12,750,000	12,520,082
Series 2015-C31, Class A3, 3.80%, 08/15/2048	979,682	965,453
Series 2016-C1, Class B, 4.73%, 03/17/2049(j)	5,083,000	5,052,529
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class A5, 2.18%, 05/13/2053	6,200,000	5,405,496
KKR CLO 30 Ltd., Series 30A, Class A1R, 2.06% (3 mo. USD LIBOR + 1.02%), 10/17/2031(b)(f)	11,305,000	11,129,535
Lehman Mortgage Trust, Series 2006-1, Class 3A5, 5.50%, 02/25/2036	106,808	89,715
Life Mortgage Trust,
Series 2021-BMR, Class A, 1.58% (1 mo. USD LIBOR + 0.70%), 03/15/2038(b)(f)	6,679,282	6,405,752
Series 2021-BMR, Class B, 1.76% (1 mo. USD LIBOR + 0.88%), 03/15/2038(b)(f)	10,837,246	10,341,852
Series 2021-BMR, Class C, 1.98% (1 mo. USD LIBOR + 1.10%), 03/15/2038(b)(f)	4,546,237	4,304,381
MAD Mortgage Trust, Series 2017-330M, Class A, 3.19%, 08/15/2034(b)(j)	11,633,000	11,328,310
Principal Amount		Value

Med Trust,
Series 2021-MDLN, Class A, 1.83% (1 mo. USD LIBOR + 0.95%), 11/15/2038(b)(f)	$7,975,000	$7,680,132
Series 2021-MDLN, Class B, 2.33% (1 mo. USD LIBOR + 1.45%), 11/15/2038(b)(f)	12,879,000	12,400,960
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(j)	7,741,185	7,143,949
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(j)	7,644,698	7,054,906
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class 3A, 2.39%, 11/25/2035(j)	461,722	454,844
Series 2005-A5, Class A9, 3.36%, 06/25/2035(j)	509,886	501,984
MFA Trust,
Series 2021-AEI1, Class A3, 2.50%, 08/25/2051(b)(j)	8,326,911	7,336,497
Series 2021-AEI1, Class A4, 2.50%, 08/25/2051(b)(j)	10,179,849	9,503,917
Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(j)	10,371,720	9,533,732
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 1.58% (1 mo. USD LIBOR + 0.70%), 07/15/2038(b)(f)	5,810,000	5,590,029
Series 2021-STOR, Class B, 1.78% (1 mo. USD LIBOR + 0.90%), 07/15/2038(b)(f)	4,355,000	4,183,229
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.53%, 10/15/2048(j)	15,769,000	15,719,178
Morgan Stanley Capital I Trust,
Series 2014-150E, Class C, 4.30%, 09/09/2032(b)(j)	3,350,000	3,198,490
Series 2017-CLS, Class A, 1.58% (1 mo. USD LIBOR + 0.70%), 11/15/2034(b)(f)	18,372,000	18,246,839
Series 2017-CLS, Class B, 1.73% (1 mo. USD LIBOR + 0.85%), 11/15/2034(b)(f)	9,024,000	8,948,844
Series 2017-CLS, Class C, 1.88% (1 mo. USD LIBOR + 1.00%), 11/15/2034(b)(f)	6,124,000	6,069,702
Series 2019-L2, Class A4, 4.07%, 03/15/2052	17,430,000	17,254,978
Series 2019-L3, Class AS, 3.49%, 11/15/2052	10,950,000	10,292,911
Motel Trust,
Series 2021-MTL6, Class A, 1.77% (1 mo. USD LIBOR + 0.90%), 09/15/2038(b)(f)	1,471,582	1,436,719
Series 2021-MTL6, Class B, 2.07% (1 mo. USD LIBOR + 1.20%), 09/15/2038(b)(f)	1,032,500	1,003,655
MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/2038(b)	5,026,116	4,853,121
MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/2036(b)	3,800,138	3,713,198
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class E, 3.79%, 11/15/2032(b)(j)	$6,250,000	$6,165,373
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 2.06% (3 mo. USD LIBOR + 1.02%), 04/19/2030(b)(f)	10,478,000	10,387,407
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(j)	2,090,353	2,024,245
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(j)	3,519,958	3,381,549
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(j)	8,245,860	8,001,654
OBX Trust,
Series 2019-EXP1, Class 1A3, 4.00%, 01/25/2059(b)(j)	639,135	616,761
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(j)	10,534,722	10,001,375
Series 2022-NQM2, Class A1, 2.94%, 01/25/2062(b)(j)	12,379,160	11,677,354
Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(b)(k)	8,147,837	7,833,964
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)(k)	7,063,333	6,363,284
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(j)	9,034,158	8,411,911
OCP CLO Ltd. (Cayman Islands),
Series 2014-7A, Class A1RR, 2.18% (3 mo. USD LIBOR + 1.12%), 07/20/2029(b)(f)	17,425,587	17,235,787
Series 2017-13A, Class A1AR, 2.00% (3 mo. USD LIBOR + 0.96%), 07/15/2030(b)(f)	9,611,000	9,480,771
Series 2020-8RA, Class A1, 2.26% (3 mo. USD LIBOR + 1.22%), 01/17/2032(b)(f)	17,937,000	17,644,394
Octagon Investment Partners 31 LLC, Series 2017-1A, Class AR, 2.11% (3 mo. USD LIBOR + 1.05%), 07/20/2030(b)(f)	16,000,000	15,828,480
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 2.26% (3 mo. USD LIBOR + 1.22%), 01/15/2033(b)(f)	16,476,000	16,278,650
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 2.32% (3 mo. USD LIBOR + 1.26%), 01/20/2033(b)(f)	10,543,683	10,360,824
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	21,801,000	19,349,593
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(j)	12,270,289	11,337,253
PPM CLO 3 Ltd., Series 2019-3A, Class AR, 2.13% (3 mo. USD LIBOR + 1.09%), 04/17/2034(b)(f)	9,626,000	9,210,600
Principal Amount		Value

Progress Residential Trust,
Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	$14,115,000	$13,394,456
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	7,245,000	6,432,220
Provident Home Equity Loan Trust, Series 2000-2, Class A1, 1.55% (1 mo. USD LIBOR + 0.54%), 08/25/2031(f)	117,711	104,700
Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, 2.52% (3 mo. USD LIBOR + 1.04%), 02/20/2030(b)(f)	11,632,086	11,534,865
Residential Mortgage Loan Trust,
Series 2019-3, Class A1, 2.63%, 09/25/2059(b)(j)	930,649	920,058
Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(j)	1,567,750	1,543,112
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	6,888,201	6,790,338
Sequoia Mortgage Trust,
Series 2013-3, Class A1, 2.00%, 03/25/2043(j)	405,352	366,280
Series 2013-7, Class A2, 3.00%, 06/25/2043(j)	335,137	316,869
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(j)	14,113,909	13,650,583
Series 2022-1, Class A2, 3.58%, 03/27/2062(b)(j)	5,928,234	5,712,145
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(b)(j)	413,254	395,615
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	9,264,975	8,874,361
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	5,532,867	4,658,562
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	5,433,533	4,443,143
STAR Trust,
Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(j)	7,028,810	6,666,423
Series 2021-SFR1, Class B, 1.64% (1 mo. USD LIBOR + 0.75%), 04/17/2038(b)(f)	3,520,000	3,431,309
Series 2021-SFR1, Class C, 1.94% (1 mo. USD LIBOR + 1.05%), 04/17/2038(b)(f)	4,925,000	4,794,367
Series 2021-SFR1, Class D, 2.19% (1 mo. USD LIBOR + 1.30%), 04/17/2038(b)(f)	6,670,000	6,493,038
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(j)	619,543	618,583
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(j)	3,366,543	3,286,685
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(j)	15,345,643	14,164,540
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(j)	11,168,820	10,547,031
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 3A2, 16.29%, 09/25/2034(j)	$268,147	$271,369
Series 2004-8, Class 3A, 2.62%, 07/25/2034(j)	789,000	776,226
Suntrust Alternative Loan Trust, Series 2005-1F, Class 2A8, 6.00%, 12/25/2035	108,667	102,546
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	13,910,067	12,605,721
Thornburg Mortgage Securities Trust,
Series 2003-6, Class A2, 2.01% (1 mo. USD LIBOR + 1.00%), 12/25/2033(f)	249,707	244,506
Series 2005-1, Class A3, 4.66%, 04/25/2045(j)	449,490	446,366
TICP CLO XV Ltd., Series 2020-15A, Class A, 2.34% (3 mo. USD LIBOR + 1.28%), 04/20/2033(b)(f)	9,701,000	9,553,050
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 04/25/2057(b)(j)	867,889	865,857
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	13,432,714	11,632,296
UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.60%, 04/15/2052	16,770,000	16,273,081
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class A4, 3.09%, 08/10/2049	114,023	113,982
Series 2012-C4, Class A5, 2.85%, 12/10/2045	532,433	532,174
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class C, 6.44%, 01/10/2045(b)(j)	3,068,460	3,032,152
Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(k)	2,192,349	2,162,604
Series 2020-1, Class A2, 2.64%, 01/25/2060(b)(k)	2,760,882	2,722,087
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(b)(j)	833,171	823,836
Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(j)	3,174,083	3,044,918
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)(j)	12,147,882	11,191,320
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(j)	5,147,115	5,044,930
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)(k)	8,214,805	7,859,304
Series 2022-3, Class A1, 4.13%, 02/25/2067(b)(k)	13,096,887	12,993,609
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	3,410,704	3,328,713
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2007-HY2, Class 2A2, 2.86%, 11/25/2036(j)	206,354	190,702
	Principal Amount	Value

Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A1, 2.69%, 08/25/2035(j)	$107,556	$105,880
Wendy’s Funding LLC,
Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	10,771,875	10,342,493
Series 2019-1A, Class A2II, 4.08%, 06/15/2049(b)	5,046,250	4,904,865
WFRBS Commercial Mortgage Trust,
Series 2012-C9, Class D, 4.81%, 10/15/2045(b)(j)	568,832	555,985
Series 2013-C14, Class A5, 3.34%, 06/15/2046	1,485,143	1,481,777
Series 2013-C16, Class B, 4.99%, 09/15/2046(j)	3,127,000	3,116,208
Series 2014-C23, Class B, 4.39%, 10/15/2057(j)	4,693,000	4,653,218
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	21,803,736	19,191,686
Total Asset-Backed Securities (Cost $1,487,811,706)		1,404,024,698
U.S. Government Sponsored Agency Mortgage-Backed Securities–14.84%
Collateralized Mortgage Obligations–0.75%
Fannie Mae REMICs,
IO, 7.00%, 05/25/2033(l)	4,285	603
6.00%, 07/25/2033(l)	3,038	576
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K038, Class X1, IO, 1.09%, 03/25/2024(m)	22,533,104	373,076
Series K083, Class AM, 4.03%, 10/25/2028(j)	4,736,000	4,883,224
Series K085, Class AM, 4.06%, 10/25/2028(j)	4,736,000	4,910,814
Series K089, Class AM, 3.63%, 01/25/2029(j)	8,018,000	8,115,627
Series K088, Class AM, 3.76%, 01/25/2029(j)	18,944,000	19,328,938
		37,612,858
Federal Home Loan Mortgage Corp. (FHLMC)–0.35%
3.50%, 08/01/2026	212,819	214,871
7.00%, 05/01/2028 to 06/01/2032	386,945	416,911
6.00%, 03/01/2029 to 02/01/2034	123,214	130,417
7.50%, 05/01/2030 to 05/01/2035	336,017	358,679
8.50%, 08/01/2031	21,030	23,295
3.00%, 02/01/2032	1,366,923	1,365,366
6.50%, 08/01/2032 to 09/01/2036	77,195	83,823
8.00%, 08/01/2032	15,396	16,821
5.50%, 01/01/2034 to 07/01/2040	846,804	908,731
5.00%, 07/01/2034 to 06/01/2040	1,128,292	1,202,155
4.50%, 02/01/2040 to 10/01/2046	12,175,738	12,753,060
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
ARM, 2.29% (1 yr. USD LIBOR + 2.03%), 12/01/2036(f)	$35,271	$36,740
2.61% (1 yr. USD LIBOR + 2.14%), 02/01/2037(f)	7,355	7,560
2.52% (1 yr. USD LIBOR + 1.88%), 05/01/2037(f)	44,118	45,885
		17,564,314
Federal National Mortgage Association (FNMA)–4.80%
6.50%, 07/01/2028 to 01/01/2037	53,544	57,401
7.50%, 02/01/2030 to 08/01/2037	424,960	464,147
9.50%, 04/01/2030	2,108	2,229
3.50%, 12/01/2030 to 05/01/2047	30,039,910	29,981,220
7.00%, 03/01/2032 to 02/01/2034	184,998	192,371
8.50%, 10/01/2032	31,608	35,777
5.50%, 04/01/2033 to 06/01/2040	349,981	367,922
8.00%, 04/01/2033	29,936	33,667
6.00%, 04/01/2037 to 10/01/2039	8,602	9,301
5.00%, 12/01/2039	317,103	337,876
3.00%, 08/01/2043	2,215,600	2,154,577
4.00%, 12/01/2048	19,797,955	20,052,986
ARM, 2.67% (1 yr. U.S. Treasury Yield Curve Rate + 2.19%), 05/01/2035(f)	64,834	67,451
1.99% (1 yr. USD LIBOR + 1.63%), 01/01/2037(f)	29,168	30,139
2.34% (1 yr. USD LIBOR + 1.70%), 03/01/2038(f)	18,547	19,072
TBA, 2.00%, 06/01/2052(n)	76,429,912	67,801,692
3.00%, 06/01/2052(n)	21,000,000	20,000,039
4.00%, 06/01/2052(n)	49,704,000	49,688,467
4.50%, 06/01/2052(n)	49,705,000	50,582,604
		241,878,938
Government National Mortgage Association (GNMA)–1.15%
9.00%, 09/15/2024	1,092	1,095
8.00%, 08/15/2025 to 09/15/2026	10,946	11,008
6.56%, 01/15/2027	60,490	63,896
7.00%, 10/15/2028 to 09/15/2032	77,562	80,480
6.00%, 11/15/2028 to 02/15/2033	38,296	40,908
6.50%, 01/15/2029 to 09/15/2034	58,857	62,513
7.50%, 05/15/2031 to 05/15/2032	4,100	4,224
5.50%, 06/15/2035	31,257	34,351
5.00%, 07/15/2035	2,532	2,650
4.00%, 03/20/2048	3,748,848	3,824,892
ARM, 2.63% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 01/20/2025(f)	7,076	7,157
	Principal Amount	Value
Government National Mortgage Association (GNMA)– (continued)
2.00% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 05/20/2025(f)	$2,505	$2,536
3.00% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 06/20/2025(f)	2,741	2,745
TBA, 2.00%, 06/01/2052(n)	59,000,000	53,648,516
		57,786,971
Uniform Mortgage-Backed Securities–7.79%
TBA, 2.00%, 06/01/2037(n)	168,120,000	158,860,267
2.50%, 06/01/2052(n)	253,500,000	233,299,216
		392,159,483
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $742,338,221)		747,002,564
U.S. Treasury Securities–11.68%
U.S. Treasury Bills–0.19%
1.06% - 1.10%, 09/15/2022(o)(p)	2,063,000	2,055,953
1.45% - 1.46%, 11/17/2022(o)(p)	7,586,000	7,533,294
		9,589,247
U.S. Treasury Bonds–4.92%
3.25%, 05/15/2042	226,734,700	226,061,581
2.25%, 02/15/2052	26,229,400	21,946,631
		248,008,212
U.S. Treasury Notes–6.57%
2.50%, 05/31/2024	6,716,000	6,709,441
2.75%, 05/15/2025	34,891,200	34,923,910
2.75%, 04/30/2027	240,000	239,147
2.63%, 05/31/2027	167,081,800	165,593,728
2.75%, 05/31/2029	2,318,100	2,299,809
2.88%, 05/15/2032	120,649,100	120,818,763
		330,584,798
Total U.S. Treasury Securities (Cost $589,200,823)		588,182,257
	Shares
Preferred Stocks–2.03%
Asset Management & Custody Banks–0.05%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(d)	2,508,000	2,509,179
Diversified Banks–1.36%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.	1,100	1,385,758
Citigroup, Inc., 6.25%, Series T, Pfd.(d)	5,247,000	5,278,249
Citigroup, Inc., 5.00%, Series U, Pfd.(c)(d)	13,825,000	12,751,553
Citigroup, Inc., 4.00%, Series W, Pfd.(c)(d)	7,226,000	6,536,347
JPMorgan Chase & Co., 4.71% (3 mo. USD LIBOR + 3.47%), Series I, Pfd.(f)	11,272,000	11,071,996
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	24,803	31,425,401
		68,449,304
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Shares		Value
Integrated Telecommunication Services–0.20%
AT&T, Inc., 2.88%, Series B, Pfd.(d)		9,700,000	$9,946,465
Investment Banking & Brokerage–0.30%
Charles Schwab Corp. (The), 4.00%, Series H, Pfd.(d)		3,164,000	2,524,581
Goldman Sachs Group, Inc. (The), 5.00%, Series P, Pfd.(d)		6,141,000	5,718,903
Morgan Stanley, 6.88%, Series F, Pfd.(d)		249,737	6,583,067
			14,826,551
Multi-Utilities–0.08%
CenterPoint Energy, Inc., 6.13%, Series A, Pfd.(d)		4,568,000	4,057,580
Other Diversified Financial Services–0.03%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(d)		1,682,000	1,635,463
Regional Banks–0.01%
PNC Financial Services Group, Inc. (The), 5.35% (3 mo. USD LIBOR + 4.07%), Series P, Pfd.(f)		22,856	572,086
Total Preferred Stocks (Cost $107,006,939)			101,996,628
	Principal Amount
Agency Credit Risk Transfer Notes–0.94%
Fannie Mae Connecticut Avenue Securities,
Series 2017-C04, Class 2M2, 3.86% (1 mo. USD LIBOR + 2.85%), 11/25/2029(f)		$8,279,327	8,345,079
Series 2019-R03, Class 1M2, 3.16% (1 mo. USD LIBOR + 2.15%), 09/25/2031(b)(f)		875,229	872,116
Series 2019-R06, Class 2M2, 3.11% (1 mo. USD LIBOR + 2.10%), 09/25/2039(b)(f)		621,665	619,012
Series 2022-R03, Class 1M1, 2.68% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(f)		14,020,234	13,993,749
Series 2022-R04, Class 1M1, 2.58% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(f)		7,306,652	7,251,395
Freddie Mac,
Series 2022-DNA3, Class M1A, STACR®, 2.58% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(f)		10,146,942	10,117,675
Series 2020-DNA5, Class M2, STACR®, 3.38% (30 Day Average SOFR + 2.80%), 10/25/2050(b)(f)		6,322,620	6,333,165
Total Agency Credit Risk Transfer Notes (Cost $47,755,332)			47,532,191
Non-U.S. Dollar Denominated Bonds & Notes–0.36%(q)
Brewers–0.03%
Molson Coors International L.P., Series MPLE, 3.44%, 07/15/2026	CAD	1,799,000	1,372,248
	Principal Amount		Value
Diversified Banks–0.06%
HSBC Holdings PLC (United Kingdom), Series MPLE, 3.20%, 12/05/2023(b)	CAD	3,598,000	$2,823,456
Integrated Telecommunication Services–0.06%
AT&T, Inc., Series MPLE, 5.10%, 11/25/2048	CAD	4,497,000	3,296,496
Movies & Entertainment–0.11%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	5,311,000	5,509,736
Sovereign Debt–0.05%
Ukraine Government International Bond (Ukraine), 4.38%, 01/27/2030(b)	EUR	6,000,000	2,333,329
Technology Hardware, Storage & Peripherals–0.05%
Apple, Inc., Series MPLE, 2.51%, 08/19/2024	CAD	3,598,000	2,799,098
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $22,659,686)			18,134,363

Municipal Obligations–0.35%
California (State of) Health Facilities Financing Authority (Social Bonds),
Series 2022, RB, 4.19%, 06/01/2037		$4,000,000	3,836,409
Series 2022, RB, 4.35%, 06/01/2041		2,980,000	2,811,748
California State University,
Series 2021 B, Ref. RB, 2.72%, 11/01/2052		5,145,000	4,032,518
Series 2021 B, Ref. RB, 2.94%, 11/01/2052		7,705,000	6,097,083
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB, 6.66%, 04/01/2057		527,000	635,800
Total Municipal Obligations (Cost $20,357,000)			17,413,558
Variable Rate Senior Loan Interests–0.15%(r)(s)
Diversified REITs–0.15%
Asterix, Inc. (Canada), Term Loan, 3.90%, 03/31/2023 (Cost $6,999,181)(h)		9,358,605	7,466,315
	Shares
Exchange-Traded Funds–0.10%
Invesco Total Return Bond ETF (Cost $5,786,000)(t)		100,000	4,991,000
Common Stocks & Other Equity Interests–0.00%
Oil & Gas Drilling–0.00%
Vantage Drilling International(u)		95	1,350
Paper Packaging–0.00%
WestRock Co.		65	3,152
Specialty Chemicals–0.00%
Ingevity Corp.(u)		10	697
Total Common Stocks & Other Equity Interests (Cost $5,671)			5,199
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Shares		Value
Money Market Funds–1.25%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(t)(v)	13,732,037	$13,732,038
Invesco Liquid Assets Portfolio, Institutional Class, 0.75%(t)(v)	33,434,527	33,431,183
Invesco Treasury Portfolio, Institutional Class, 0.54%(t)(v)	15,693,757	15,693,757
Total Money Market Funds (Cost $62,856,507)		62,856,978

Options Purchased–0.01%
(Cost $4,729,174)(w)		724,460
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-111.22% (Cost $6,010,259,530)		5,599,188,225
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.72%
Invesco Private Government Fund, 0.74%(t)(v)(x)	71,260,457	$71,260,457
Invesco Private Prime Fund, 0.87%(t)(v)(x)	166,296,645	166,313,278
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $237,557,580)		237,573,735
TOTAL INVESTMENTS IN SECURITIES–115.94% (Cost $6,247,817,110)		5,836,761,960
OTHER ASSETS LESS LIABILITIES—(15.94)%		(802,665,768)
NET ASSETS–100.00%		$5,034,096,192
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
CAD	– Canadian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
EUR	– Euro
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
TBA	– To Be Announced
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $2,454,203,015, which represented 48.75% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2022.
(g)	Zero coupon bond issued at a discount.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(j)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2022.
(k)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(m)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2022.
(n)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(o)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(p)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(q)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(r)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(s)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(t)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Invesco Total Return Bond ETF	$5,743,000	$-	$-	$(752,000)	$-	$4,991,000	$94,558
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	287,277,408	272,501,317	(546,046,687)	-	-	13,732,038	60,101
Invesco Liquid Assets Portfolio, Institutional Class	209,407,403	194,643,798	(370,524,330)	(47)	(95,641)	33,431,183	58,895
Invesco Treasury Portfolio, Institutional Class	328,317,037	311,430,077	(624,053,357)	-	-	15,693,757	43,369
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	39,361,317	280,181,400	(248,282,260)	-	-	71,260,457	71,999*
Invesco Private Prime Fund	91,843,074	511,673,844	(437,154,720)	16,155	(65,075)	166,313,278	234,775*
Total	$961,949,239	$1,570,430,436	$(2,226,061,354)	$(735,892)	$(160,716)	$305,421,713	$563,697

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(u)	Non-income producing security.
(v)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(w)	The table below details options purchased.
(x)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Alphabet, Inc.	Call	01/20/2023	2	USD	2,500.00	USD	500,000	$32,840
iShares China Large-Cap ETF	Call	01/20/2023	6,132	USD	41.00	USD	25,141,200	367,920
Total Open Exchange-Traded Equity Options Purchased								$400,760

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500 Index	Call	09/16/2022	156	USD	4,675.00	USD	72,930,000	$323,700

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500 Index	Call	09/16/2022	112	USD	4,775.00	USD	53,480,000	$(127,680)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Credit Default Swaptions Written(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value			Value
Credit Risk
Goldman Sachs International	Put	99.00%	Markit CDX North America High Yield Index, Series 38, Version 2	5.00%	Quarterly	06/15/2022	4.615%	USD	100,708,000	$(180,254)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $507,588.
(b)	Implied credit spreads represent the current level, as of May 31, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	2,503	September-2022	$528,387,210	$(273,768)	$(273,768)
U.S. Treasury 5 Year Notes	1,703	September-2022	192,359,172	(529,086)	(529,086)
U.S. Treasury Long Bonds	786	September-2022	109,597,875	(1,252,687)	(1,252,687)
U.S. Treasury Ultra Bonds	175	September-2022	27,256,250	(639,844)	(639,844)
Subtotal—Long Futures Contracts				(2,695,385)	(2,695,385)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Notes	1,422	September-2022	(169,862,344)	999,844	999,844
U.S. Treasury 10 Year Ultra Notes	3,328	September-2022	(427,596,000)	3,064,239	3,064,239
Subtotal—Short Futures Contracts				4,064,083	4,064,083
Total Futures Contracts				$1,368,698	$1,368,698

(a)	Futures contracts collateralized by $1,006,170 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
07/12/2022	Citibank, N.A.	AUD	48,625,000	USD	35,064,893	$148,085
07/12/2022	Goldman Sachs International	AUD	48,625,000	USD	35,076,456	159,649
07/12/2022	Goldman Sachs International	JPY	4,476,249,220	AUD	54,300,000	4,164,699
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
07/12/2022	Goldman Sachs International	USD	69,270,105	AUD	97,250,000	$563,509
Subtotal—Appreciation						5,035,942
Currency Risk
07/12/2022	Citibank, N.A.	AUD	27,150,000	JPY	2,249,724,477	(1,992,097)
08/17/2022	Citibank, N.A.	EUR	5,000	USD	5,311	(79)
07/12/2022	Goldman Sachs International	AUD	27,150,000	JPY	2,250,634,545	(1,985,017)
08/17/2022	Goldman Sachs International	CAD	41,898,146	USD	32,250,083	(862,946)
08/17/2022	J.P. Morgan Chase Bank, N.A.	EUR	16,886,356	USD	17,946,363	(257,406)
08/17/2022	Morgan Stanley	CAD	6,952,854	USD	5,349,483	(145,510)
08/17/2022	State Street Bank & Trust Co.	EUR	7,689,644	USD	8,166,440	(123,122)
Subtotal—Depreciation						(5,366,177)
Total Forward Foreign Currency Contracts						$(330,235)

Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
EUR	—Euro
JPY	—Japanese Yen
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$2,530,652,827	$68,205,187	$2,598,858,014
Asset-Backed Securities	—	1,396,659,596	7,365,102	1,404,024,698
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	747,002,564	—	747,002,564
U.S. Treasury Securities	—	588,182,257	—	588,182,257
Preferred Stocks	39,966,312	62,030,316	—	101,996,628
Agency Credit Risk Transfer Notes	—	47,532,191	—	47,532,191
Non-U.S. Dollar Denominated Bonds & Notes	—	18,134,363	—	18,134,363
Municipal Obligations	—	17,413,558	—	17,413,558
Variable Rate Senior Loan Interests	—	—	7,466,315	7,466,315
Exchange-Traded Funds	4,991,000	—	—	4,991,000
Common Stocks & Other Equity Interests	5,199	—	—	5,199
Money Market Funds	62,856,978	237,573,735	—	300,430,713
Options Purchased	724,460	—	—	724,460
Total Investments in Securities	108,543,949	5,645,181,407	83,036,604	5,836,761,960
Other Investments - Assets*
Investments Matured	—	17,200	—	17,200
Futures Contracts	4,064,083	—	—	4,064,083
Forward Foreign Currency Contracts	—	5,035,942	—	5,035,942
	4,064,083	5,053,142	—	9,117,225
Other Investments - Liabilities*
Futures Contracts	(2,695,385)	—	—	(2,695,385)
Forward Foreign Currency Contracts	—	(5,366,177)	—	(5,366,177)
Options Written	(127,680)	(180,254)	—	(307,934)
	(2,823,065)	(5,546,431)	—	(8,369,496)
Total Other Investments	1,241,018	(493,289)	—	747,729
Total Investments	$109,784,967	$5,644,688,118	$83,036,604	$5,837,509,689

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured and options written are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
Invesco Core Plus Bond Fund

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended May 31, 2022:
	Value 08/31/21	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 05/31/22
U.S. Dollar Denominated Bonds & Notes	$—	$44,400,000	$—	$—	$—	$(3,295,813)	$27,101,000	$—	$68,205,187
Variable Rate Senior Loan Interests	13,511,763	—	(5,888,951)	—	312,358	(468,855)	—	—	7,466,315
Asset-Backed Securities	—	7,847,000	—	—	—	(481,898)	—	—	7,365,102
Total	$13,511,763	$52,247,000	$(5,888,951)	$—	$312,358	$(4,246,566)	$27,101,000	$—	$83,036,604
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
Invesco Core Plus Bond Fund